Label	Element	Value
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target Today Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	 Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 87 and 88 of the Prospectus and "Additional Purchase and Redemption Information" on page 61 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 124 for further information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	 Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 94% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	94.00%
Strategy [Heading]	rr_StrategyHeading	 Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a fund of funds that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to get exposure to the following asset classes: equity and fixed income (including money market securities). The Fund's investment strategy is to diversify the Fund's investments among these asset classes.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The large- and small-cap companies, international developed markets and emerging markets allocations are designed to track (replicate the performance of) indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor. The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index. The real estate allocation invests in real estate investment trusts (REITs) and is managed to replicate the performance of the Wells Fargo US REIT Index, a traditional market-capitalization weighted index designed to provide diversified exposure to real estate. The Wells Fargo US REIT Index rebalances quarterly.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The inflation-protected Treasury and intermediate-term government allocations will be managed to replicate the performance of the Bloomberg Barclays US Treasury Inflation-Linked1-10 Year Bond Index and the Bloomberg Barclays US Government Intermediate Bond Index, respectively, each a traditional market-capitalization weighted index designed to provide diversified exposure to their respective allocation. Each index rebalances monthly. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex- Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The "Today" designation in the Fund's name is meant to indicate that the Fund is primarily designed for investors either in retirement and/or currently withdrawing funds from their investments. The Fund does not decrease its equity holdings in an attempt to become increasingly conservative over time, but rather maintains a strategic target allocation to equity and fixed income securities (including money market instruments) in the weights of 40% and 60%, respectively.

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Put Replication Overlay (PRO). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The Tactical Asset Allocation (TAA) Overlay seeks to improve the Fund's risk return profile through the tactical use of futures and/or currency forward contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The Volatility Management Overlay (VMO) seeks to keep the Fund's short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio's effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio's effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. The Put Replication Overlay (PRO) is a quantitatively driven, structured hedging component designed to buffer the Fund against portfolio losses. Although executed using futures contracts, this component is designed substantially to replicate the payout structure of a theoretical protective put option on a given portfolio. The PRO will only seek to decrease market exposure under certain market conditions.

At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.

At their discretion, the Fund's portfolio managers may make changes to the Fund's asset allocation.

Portfolio Asset Allocation

The following table provides the Fund's target allocations to various underlying portfolios as of its most recent fiscal year end.

Portfolio	Target Allocation
Equity Securities
Wells Fargo Factor Enhanced Large Cap Portfolio	19.07%
Wells Fargo Factor Enhanced International Portfolio	9.88%
Wells Fargo Factor Enhanced Small Cap Portfolio	4.76%
Wells Fargo U.S. REIT Portfolio	3.33%
Wells Fargo Factor Enhanced Emerging Markets Portfolio	2.96%
Fixed Income Securities
Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corp Portfolio	29.57%
Wells Fargo Investment Grade Corporate Bond Portfolio	15.39%
Wells Fargo Strategic Retirement Bond Portfolio (includes both TIPs & Intermediate Government Bond allocations)	10.00%
Wells Fargo Emerging Markets Bond Portfolio	2.52%
Wells Fargo High Yield Corporate Bond Portfolio	2.52%

Risk [Heading]	rr_RiskHeading	 Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund's yield and return will be affected by changes in the rate of inflation.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 1st Quarter 2017	+3.37%
Lowest Quarter: 4th Quarter 2016	-0.86%
Year-to-date total return as of 6/30/2018 is -0.09%

Performance Table Heading	rr_PerformanceTableHeading	 Average Annual Total Returns for the periods ended 12/31/2017 (returns reflect applicable sales charges)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class of shares.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target Today Fund) | S&P Target Date Retirement Income Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.54%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	5.99%
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target Today Fund) | Wells Fargo Dynamic Target Today Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01		[2]
5 Years	rr_AverageAnnualReturnYear05		[2]
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception		[2]
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target Today Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[3]
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.79%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(4.11%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.68%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 640
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,584
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,532
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,919
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Annual Return 2016	rr_AnnualReturn2016	4.58%
Annual Return 2017	rr_AnnualReturn2017	10.78%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2018 is -0.09%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.09%)
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 1st Quarter 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.37%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.86%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	4.37%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	3.62%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target Today Fund) | Class A | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	3.19%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	2.68%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target Today Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	2.75%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	2.44%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target Today Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	4.19%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.54%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(4.11%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	1.43%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 246
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,287
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,416
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,186
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	146
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,287
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,416
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,186
1 Year	rr_AverageAnnualReturnYear01	8.94%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	5.82%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2015 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	 Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 87 and 88 of the Prospectus and "Additional Purchase and Redemption Information" on page 61 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 124 for further information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	 Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 82% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	82.00%
Strategy [Heading]	rr_StrategyHeading	 Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a fund of funds that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The large- and small-cap companies, international developed markets and emerging markets allocations are designed to track (replicate the performance of) indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor. The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index. The real estate allocation invests in real estate investment trusts (REITs) and is managed to replicate the performance of the Wells Fargo US REIT Index, a traditional market-capitalization weighted index designed to provide diversified exposure to real estate. The Wells Fargo US REIT Index rebalances quarterly.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The inflation-protected Treasury and intermediate-term government allocations will be managed to replicate the performance of the Bloomberg Barclays US Treasury Inflation-Linked1-10 Year Bond Index and the Bloomberg Barclays US Government Intermediate Bond Index, respectively, each a traditional market-capitalization weighted index designed to provide diversified exposure to their respective allocation. Each index rebalances monthly.

The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex- Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2015. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2015 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Wells Fargo Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Wells Fargo Dynamic Target Today Fund.

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Put Replication Overlay (PRO). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The Tactical Asset Allocation (TAA) Overlay seeks to improve the Fund's risk return profile through the tactical use of futures and/or currency forward contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The Volatility Management Overlay (VMO) seeks to keep the Fund's short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio's effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio's effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. The Put Replication Overlay (PRO) is a quantitatively driven, structured hedging component designed to buffer the Fund against portfolio losses. Although executed using futures contracts, this component is designed substantially to replicate the payout structure of a theoretical protective put option on a given portfolio. The PRO will only seek to decrease market exposure under certain market conditions.

At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.

The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Wells Fargo Dynamic Target Date Funds over time. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation.

Portfolio Asset Allocation

The following table provides the Fund's target allocations to various underlying portfolios as of its most recent fiscal year end.

Portfolio	Target Allocation
Equity Securities
Wells Fargo Factor Enhanced Large Cap Portfolio	24.80%
Wells Fargo Factor Enhanced International Portfolio	12.84%
Wells Fargo Factor Enhanced Small Cap Portfolio	6.19%
Wells Fargo U.S. REIT Portfolio	4.33%
Wells Fargo Factor Enhanced Emerging Markets Portfolio	3.85%
Fixed Income Securities
Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corp Portfolio	23.66%
Wells Fargo Investment Grade Corporate Bond Portfolio	12.31%
Wells Fargo Strategic Retirement Bond Portfolio (includes both TIPs & Intermediate Government Bond allocations)	8.00%
Wells Fargo Emerging Markets Bond Portfolio	2.02%
Wells Fargo High Yield Corporate Bond Portfolio	2.02%

Risk [Heading]	rr_RiskHeading	 Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund's yield and return will be affected by changes in the rate of inflation.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 1st Quarter 2017	+4.06%
Lowest Quarter: 4th Quarter 2016	-0.19%
Year-to-date total return as of 6/30/2018 is +0.27%

Performance Table Heading	rr_PerformanceTableHeading	 Average Annual Total Returns for the periods ended 12/31/2017 (returns reflect applicable sales charges)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class of shares.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2015 Fund) | S&P Target Date 2015 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.39%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	7.88%
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2015 Fund) | Wells Fargo Dynamic Target 2015 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01		[2]
5 Years	rr_AverageAnnualReturnYear05		[2]
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception		[2]
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2015 Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[3]
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.94%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.56%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(3.88%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.68%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 640
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,541
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,450
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,756
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Annual Return 2016	rr_AnnualReturn2016	5.42%
Annual Return 2017	rr_AnnualReturn2017	13.17%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2018 is +0.27%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.27%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 1st Quarter 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.06%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.19%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	6.63%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	4.88%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2015 Fund) | Class A | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.32%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	3.84%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2015 Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	4.11%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	3.39%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2015 Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	3.94%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.31%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(3.88%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	1.43%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 246
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,242
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,332
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,027
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	146
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,242
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,332
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,027
1 Year	rr_AverageAnnualReturnYear01	11.52%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	7.14%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2020 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	 Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 87 and 88 of the Prospectus and "Additional Purchase and Redemption Information" on page 61 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 124 for further information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	 Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 72% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	72.00%
Strategy [Heading]	rr_StrategyHeading	 Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a fund of funds that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The large- and small-cap companies, international developed markets and emerging markets allocations are designed to track (replicate the performance of) indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor. The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index. The real estate allocation invests in real estate investment trusts (REITs) and is managed to replicate the performance of the Wells Fargo US REIT Index, a traditional market-capitalization weighted index designed to provide diversified exposure to real estate. The Wells Fargo US REIT Index rebalances quarterly.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The inflation-protected Treasury and intermediate-term government allocations will be managed to replicate the performance of the Bloomberg Barclays US Treasury Inflation-Linked1-10 Year Bond Index and the Bloomberg Barclays US Government Intermediate Bond Index, respectively, each a traditional market-capitalization weighted index designed to provide diversified exposure to their respective allocation. Each index rebalances monthly.

The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex- Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2020. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2020 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Wells Fargo Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Wells Fargo Dynamic Target Today Fund.

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Put Replication Overlay (PRO). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The Tactical Asset Allocation (TAA) Overlay seeks to improve the Fund's risk return profile through the tactical use of futures and/or currency forward contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The Volatility Management Overlay (VMO) seeks to keep the Fund's short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio's effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio's effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. The Put Replication Overlay (PRO) is a quantitatively driven, structured hedging component designed to buffer the Fund against portfolio losses. Although executed using futures contracts, this component is designed substantially to replicate the payout structure of a theoretical protective put option on a given portfolio. The PRO will only seek to decrease market exposure under certain market conditions.

At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.

The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Wells Fargo Dynamic Target Date Funds over time. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation.

Portfolio Asset Allocation

The following table provides the Fund's target allocations to various underlying portfolios as of its most recent fiscal year end.

Portfolio	Target Allocation
Equity Securities
Wells Fargo Factor Enhanced Large Cap Portfolio	29.45%
Wells Fargo Factor Enhanced International Portfolio	15.70%
Wells Fargo Factor Enhanced Small Cap Portfolio	7.38%
Wells Fargo Factor Enhanced Emerging Markets Portfolio	4.71%
Wells Fargo U.S. REIT Portfolio	3.76%
Fixed Income Securities
Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corp Portfolio	20.09%
Wells Fargo Investment Grade Corporate Bond Portfolio	10.45%
Wells Fargo Strategic Retirement Bond Portfolio (includes both TIPs & Intermediate Government Bond allocations)	5.06%
Wells Fargo Emerging Markets Bond Portfolio	1.70%
Wells Fargo High Yield Corporate Bond Portfolio	1.70%

Risk [Heading]	rr_RiskHeading	 Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund's yield and return will be affected by changes in the rate of inflation.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 1st Quarter 2017	+4.57%
Lowest Quarter: 1st Quarter 2016	+0.24%
Year-to-date total return as of 6/30/2018 is +0.45%

Performance Table Heading	rr_PerformanceTableHeading	 Average Annual Total Returns for the periods ended 12/31/2017 (returns reflect applicable sales charges)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class of shares.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2020 Fund) | S&P Target Date 2020 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.80%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	8.76%
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2020 Fund) | Wells Fargo Dynamic Target 2020 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01		[2]
5 Years	rr_AverageAnnualReturnYear05		[2]
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception		[2]
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2020 Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[3]
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.76%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.39%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(3.71%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.68%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 640
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,509
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,388
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,633
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Annual Return 2016	rr_AnnualReturn2016	6.30%
Annual Return 2017	rr_AnnualReturn2017	14.89%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2018 is +0.45%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.45%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 1st Quarter 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.57%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.24%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	8.33%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	5.92%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2020 Fund) | Class A | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	6.96%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	4.72%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2020 Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	5.14%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	4.16%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2020 Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	3.76%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.14%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(3.71%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	1.43%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 246
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,209
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,269
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,907
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	146
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,209
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,269
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,907
1 Year	rr_AverageAnnualReturnYear01	12.90%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	8.12%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2025 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	 Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 87 and 88 of the Prospectus and "Additional Purchase and Redemption Information" on page 61 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 124 for further information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	 Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 62% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.00%
Strategy [Heading]	rr_StrategyHeading	 Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a fund of funds that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The large- and small-cap companies, international developed markets and emerging markets allocations are designed to track (replicate the performance of) indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor. The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index. The real estate allocation invests in real estate investment trusts (REITs) and is managed to replicate the performance of the Wells Fargo US REIT Index, a traditional market-capitalization weighted index designed to provide diversified exposure to real estate. The Wells Fargo US REIT Index rebalances quarterly.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The inflation-protected Treasury and intermediate-term government allocations will be managed to replicate the performance of the Bloomberg Barclays US Treasury Inflation-Linked1-10 Year Bond Index and the Bloomberg Barclays US Government Intermediate Bond Index, respectively, each a traditional market-capitalization weighted index designed to provide diversified exposure to their respective allocation. Each index rebalances monthly.

The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex- Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2025. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2025 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Wells Fargo Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Wells Fargo Dynamic Target Today Fund.

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Put Replication Overlay (PRO). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The Tactical Asset Allocation (TAA) Overlay seeks to improve the Fund's risk return profile through the tactical use of futures and/or currency forward contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The Volatility Management Overlay (VMO) seeks to keep the Fund's short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio's effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio's effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. The Put Replication Overlay (PRO) is a quantitatively driven, structured hedging component designed to buffer the Fund against portfolio losses. Although executed using futures contracts, this component is designed substantially to replicate the payout structure of a theoretical protective put option on a given portfolio. The PRO will only seek to decrease market exposure under certain market conditions.

At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.

The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Wells Fargo Dynamic Target Date Funds over time. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation.

Portfolio Asset Allocation

The following table provides the Fund's target allocations to various underlying portfolios as of its most recent fiscal year end.

Portfolio	Target Allocation
Equity Securities
Wells Fargo Factor Enhanced Large Cap Portfolio	34.94%
Wells Fargo Factor Enhanced International Portfolio	19.44%
Wells Fargo Factor Enhanced Small Cap Portfolio	8.75%
Wells Fargo Factor Enhanced Emerging Markets Portfolio	5.84%
Wells Fargo U.S. REIT Portfolio	2.03%
Fixed Income Securities
Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corp Portfolio	16.08%
Wells Fargo Investment Grade Corporate Bond Portfolio	8.37%
Wells Fargo Strategic Retirement Bond Portfolio (includes both TIPs & Intermediate Government Bond allocations)	1.85%
Wells Fargo Emerging Markets Bond Portfolio	1.35%
Wells Fargo High Yield Corporate Bond Portfolio	1.35%

Risk [Heading]	rr_RiskHeading	 Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund's yield and return will be affected by changes in the rate of inflation.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 1st Quarter 2017	+5.06%
Lowest Quarter: 1st Quarter 2016	+0.41%
Year-to-date total return as of 6/30/2018 is +0.62%

Performance Table Heading	rr_PerformanceTableHeading	 Average Annual Total Returns for the periods ended 12/31/2017 (returns reflect applicable sales charges)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class of shares.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2025 Fund) | S&P Target Date 2025 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	14.55%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	9.78%
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2025 Fund) | Wells Fargo Dynamic Target 2025 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01		[2]
5 Years	rr_AverageAnnualReturnYear05		[2]
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception		[2]
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2025 Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[3]
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.92%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.59%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(3.91%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.68%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 640
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,547
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,461
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,778
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Annual Return 2016	rr_AnnualReturn2016	6.48%
Annual Return 2017	rr_AnnualReturn2017	16.68%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2018 is +0.62%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.62%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 1st Quarter 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.06%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.41%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	10.03%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	6.73%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2025 Fund) | Class A | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.57%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	5.50%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2025 Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	6.14%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	4.78%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2025 Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	3.92%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.34%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(3.91%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	1.43%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 246
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,248
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,343
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,048
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	146
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,248
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,343
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,048
1 Year	rr_AverageAnnualReturnYear01	14.79%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	8.95%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2030 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	 Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 87 and 88 of the Prospectus and "Additional Purchase and Redemption Information" on page 61 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 124 for further information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	 Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 53% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Strategy [Heading]	rr_StrategyHeading	 Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a fund of funds that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The large- and small-cap companies, international developed markets and emerging markets allocations are designed to track (replicate the performance of) indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor. The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index. The real estate allocation invests in real estate investment trusts (REITs) and is managed to replicate the performance of the Wells Fargo US REIT Index, a traditional market-capitalization weighted index designed to provide diversified exposure to real estate. The Wells Fargo US REIT Index rebalances quarterly.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The inflation-protected Treasury and intermediate-term government allocations will be managed to replicate the performance of the Bloomberg Barclays US Treasury Inflation-Linked1-10 Year Bond Index and the Bloomberg Barclays US Government Intermediate Bond Index, respectively, each a traditional market-capitalization weighted index designed to provide diversified exposure to their respective allocation. Each index rebalances monthly.

The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex- Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2030. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2030 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Wells Fargo Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Wells Fargo Dynamic Target Today Fund.

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Put Replication Overlay (PRO). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The Tactical Asset Allocation (TAA) Overlay seeks to improve the Fund's risk return profile through the tactical use of futures and/or currency forward contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The Volatility Management Overlay (VMO) seeks to keep the Fund's short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio's effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio's effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. The Put Replication Overlay (PRO) is a quantitatively driven, structured hedging component designed to buffer the Fund against portfolio losses. Although executed using futures contracts, this component is designed substantially to replicate the payout structure of a theoretical protective put option on a given portfolio. The PRO will only seek to decrease market exposure under certain market conditions.

At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.

The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Wells Fargo Dynamic Target Date Funds over time. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation.

Portfolio Asset Allocation

The following table provides the Fund's target allocations to various underlying portfolios as of its most recent fiscal year end.

Portfolio	Target Allocation
Equity Securities
Wells Fargo Factor Enhanced Large Cap Portfolio	38.68%
Wells Fargo Factor Enhanced International Portfolio	22.48%
Wells Fargo Factor Enhanced Small Cap Portfolio	9.67%
Wells Fargo Factor Enhanced Emerging Markets Portfolio	6.70%
Wells Fargo U.S. REIT Portfolio	0.47%
Fixed Income Securities
Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corp Portfolio	12.82%
Wells Fargo Investment Grade Corporate Bond Portfolio	6.67%
Wells Fargo Emerging Markets Bond Portfolio	1.08%
Wells Fargo High Yield Corporate Bond Portfolio	1.08%
Wells Fargo Strategic Retirement Bond Portfolio (includes both TIPs & Intermediate Government Bond allocations)	0.35%

Risk [Heading]	rr_RiskHeading	 Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund's yield and return will be affected by changes in the rate of inflation.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 1st Quarter 2017	+5.46%
Lowest Quarter: 1st Quarter 2016	+0.41%
Year-to-date total return as of 6/30/2018 is +0.96%

Performance Table Heading	rr_PerformanceTableHeading	 Average Annual Total Returns for the periods ended 12/31/2017 (returns reflect applicable sales charges)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class of shares.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2030 Fund) | S&P Target Date 2030 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	16.19%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	10.71%
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2030 Fund) | Wells Fargo Dynamic Target 2030 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01		[2]
5 Years	rr_AverageAnnualReturnYear05		[2]
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception		[2]
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2030 Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[3]
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.66%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(3.98%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.68%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 640
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,560
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,486
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,828
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Annual Return 2016	rr_AnnualReturn2016	6.92%
Annual Return 2017	rr_AnnualReturn2017	18.26%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2018 is +0.96%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.96%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 1st Quarter 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.46%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.41%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	11.51%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	7.49%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2030 Fund) | Class A | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	10.00%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	6.20%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2030 Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.04%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	5.37%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2030 Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	4.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.41%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(3.98%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	1.43%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 246
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,262
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,369
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,096
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	146
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,262
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,369
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,096
1 Year	rr_AverageAnnualReturnYear01	16.41%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	9.76%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2035 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	 Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 87 and 88 of the Prospectus and "Additional Purchase and Redemption Information" on page 61 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 124 for further information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	 Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Strategy [Heading]	rr_StrategyHeading	 Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a fund of funds that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The large- and small-cap companies, international developed markets and emerging markets allocations are designed to track (replicate the performance of) indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor. The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex- Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2035. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2035 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Wells Fargo Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Wells Fargo Dynamic Target Today Fund.

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Put Replication Overlay (PRO). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The Tactical Asset Allocation (TAA) Overlay seeks to improve the Fund's risk return profile through the tactical use of futures and/or currency forward contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The Volatility Management Overlay (VMO) seeks to keep the Fund's short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio's effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio's effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. The Put Replication Overlay (PRO) is a quantitatively driven, structured hedging component designed to buffer the Fund against portfolio losses. Although executed using futures contracts, this component is designed substantially to replicate the payout structure of a theoretical protective put option on a given portfolio. The PRO will only seek to decrease market exposure under certain market conditions.

At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.

The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Wells Fargo Dynamic Target Date Funds over time. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation.

Portfolio Asset Allocation

The following table provides the Fund's target allocations to various underlying portfolios as of its most recent fiscal year end.

Portfolio	Target Allocation
Equity Securities
Wells Fargo Factor Enhanced Large Cap Portfolio	40.75%
Wells Fargo Factor Enhanced International Portfolio	24.69%
Wells Fargo Factor Enhanced Small Cap Portfolio	10.19%
Wells Fargo Factor Enhanced Emerging Markets Portfolio	7.38%
Wells Fargo U.S. REIT Portfolio	0.00%
Fixed Income Securities
Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corp Portfolio	10.06%
Wells Fargo Investment Grade Corporate Bond Portfolio	5.24%
Wells Fargo High Yield Corporate Bond Portfolio	0.85%
Wells Fargo Emerging Markets Bond Portfolio	0.85%
Wells Fargo Strategic Retirement Bond Portfolio (includes both TIPs & Intermediate Government Bond allocations)	0.00%

Risk [Heading]	rr_RiskHeading	 Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund's yield and return will be affected by changes in the rate of inflation.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 1st Quarter 2017	+5.86%
Lowest Quarter: 1st Quarter 2016	0.00%
Year-to-date total return as of 6/30/2018 is +1.13%

Performance Table Heading	rr_PerformanceTableHeading	 Average Annual Total Returns for the periods ended 12/31/2017 (returns reflect applicable sales charges)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class of shares.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2035 Fund) | S&P Target Date 2035 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	17.78%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	11.61%
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2035 Fund) | Wells Fargo Dynamic Target 2035 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01		[2]
5 Years	rr_AverageAnnualReturnYear05		[2]
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception		[2]
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2035 Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[3]
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.79%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(4.11%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.68%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 640
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,584
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,532
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,919
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Annual Return 2016	rr_AnnualReturn2016	7.07%
Annual Return 2017	rr_AnnualReturn2017	19.74%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2018 is +1.13%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.13%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 1st Quarter 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.86%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	12.89%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	8.16%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2035 Fund) | Class A | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.28%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	6.81%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2035 Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.87%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	5.87%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2035 Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	4.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.54%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(4.11%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	1.43%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 246
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,287
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,416
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,186
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	146
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,287
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,416
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,186
1 Year	rr_AverageAnnualReturnYear01	17.80%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	10.43%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2040 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	 Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 87 and 88 of the Prospectus and "Additional Purchase and Redemption Information" on page 61 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 124 for further information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	 Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Strategy [Heading]	rr_StrategyHeading	 Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a fund of funds that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The large- and small-cap companies, international developed markets and emerging markets allocations are designed to track (replicate the performance of) indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor. The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex- Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2040. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2040 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Wells Fargo Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Wells Fargo Dynamic Target Today Fund.

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Put Replication Overlay (PRO). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The Tactical Asset Allocation (TAA) Overlay seeks to improve the Fund's risk return profile through the tactical use of futures and/or currency forward contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The Volatility Management Overlay (VMO) seeks to keep the Fund's short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio's effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio's effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. The Put Replication Overlay (PRO) is a quantitatively driven, structured hedging component designed to buffer the Fund against portfolio losses. Although executed using futures contracts, this component is designed substantially to replicate the payout structure of a theoretical protective put option on a given portfolio. The PRO will only seek to decrease market exposure under certain market conditions.

At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.

The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Wells Fargo Dynamic Target Date Funds over time. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation.

Portfolio Asset Allocation

The following table provides the Fund's target allocations to various underlying portfolios as of its most recent fiscal year end.

Portfolio	Target Allocation
Equity Securities
Wells Fargo Factor Enhanced Large Cap Portfolio	42.73%
Wells Fargo Factor Enhanced International Portfolio	26.62%
Wells Fargo Factor Enhanced Small Cap Portfolio	10.68%
Wells Fargo Factor Enhanced Emerging Markets Portfolio	7.97%
Wells Fargo U.S. REIT Portfolio	0.00%
Fixed Income Securities
Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corp Portfolio	7.10%
Wells Fargo Investment Grade Corporate Bond Portfolio	3.70%
Wells Fargo Emerging Markets Bond Portfolio	0.60%
Wells Fargo High Yield Corporate Bond Portfolio	0.60%
Wells Fargo Strategic Retirement Bond Portfolio (includes both TIPs & Intermediate Government Bond allocations)	0.00%

Risk [Heading]	rr_RiskHeading	 Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund's yield and return will be affected by changes in the rate of inflation.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 1st Quarter 2017	+6.06%
Lowest Quarter: 1st Quarter 2016	-0.10%
Year-to-date total return as of 6/30/2018 is +1.21%

Performance Table Heading	rr_PerformanceTableHeading	 Average Annual Total Returns for the periods ended 12/31/2017 (returns reflect applicable sales charges)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class of shares.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2040 Fund) | S&P Target Date 2040 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	18.87%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	12.24%
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2040 Fund) | Wells Fargo Dynamic Target 2040 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01		[2]
5 Years	rr_AverageAnnualReturnYear05		[2]
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception		[2]
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2040 Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[3]
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.75%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.42%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(3.74%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.68%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 640
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,515
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,399
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,655
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Annual Return 2016	rr_AnnualReturn2016	7.12%
Annual Return 2017	rr_AnnualReturn2017	20.47%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2018 is +1.21%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.21%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 1st Quarter 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.06%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.10%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	13.58%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	8.46%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2040 Fund) | Class A | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.93%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	7.10%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2040 Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.28%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	6.10%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2040 Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	3.75%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.17%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(3.74%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	1.43%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 246
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,215
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,280
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,928
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	146
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,215
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,280
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,928
1 Year	rr_AverageAnnualReturnYear01	18.56%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	10.76%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2045 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	 Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 87 and 88 of the Prospectus and "Additional Purchase and Redemption Information" on page 61 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 124 for further information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	 Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Strategy [Heading]	rr_StrategyHeading	 Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a fund of funds that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The large- and small-cap companies, international developed markets and emerging markets allocations are designed to track (replicate the performance of) indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor. The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex- Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2045. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2045 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Wells Fargo Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Wells Fargo Dynamic Target Today Fund.

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Put Replication Overlay (PRO). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The Tactical Asset Allocation (TAA) Overlay seeks to improve the Fund's risk return profile through the tactical use of futures and/or currency forward contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The Volatility Management Overlay (VMO) seeks to keep the Fund's short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio's effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio's effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. The Put Replication Overlay (PRO) is a quantitatively driven, structured hedging component designed to buffer the Fund against portfolio losses. Although executed using futures contracts, this component is designed substantially to replicate the payout structure of a theoretical protective put option on a given portfolio. The PRO will only seek to decrease market exposure under certain market conditions.

At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.

The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Wells Fargo Dynamic Target Date Funds over time. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation.

Portfolio Asset Allocation

The following table provides the Fund's target allocations to various underlying portfolios as of its most recent fiscal year end.

Portfolio	Target Allocation
Equity Securities
Wells Fargo Factor Enhanced Large Cap Portfolio	44.78%
Wells Fargo Factor Enhanced International Portfolio	28.50%
Wells Fargo Factor Enhanced Small Cap Portfolio	11.20%
Wells Fargo Factor Enhanced Emerging Markets Portfolio	8.52%
Wells Fargo U.S. REIT Portfolio	0.00%
Fixed Income Securities
Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corp Portfolio	4.14%
Wells Fargo Investment Grade Corporate Bond Portfolio	2.16%
Wells Fargo Emerging Markets Bond Portfolio	0.35%
Wells Fargo High Yield Corporate Bond Portfolio	0.35%
Wells Fargo Strategic Retirement Bond Portfolio (includes both TIPs & Intermediate Government Bond allocations)	0.00%

Risk [Heading]	rr_RiskHeading	 Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund's yield and return will be affected by changes in the rate of inflation.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 1st Quarter 2017	+6.26%
Lowest Quarter: 1st Quarter 2016	+0.00%
Year-to-date total return as of 6/30/2018 is +1.20%

Performance Table Heading	rr_PerformanceTableHeading	 Average Annual Total Returns for the periods ended 12/31/2017 (returns reflect applicable sales charges)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class of shares.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2045 Fund) | S&P Target Date 2045 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	19.56%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	12.66%
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2045 Fund) | Wells Fargo Dynamic Target 2045 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01		[2]
5 Years	rr_AverageAnnualReturnYear05		[2]
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception		[2]
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2045 Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[3]
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.89%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.57%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(3.89%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.68%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 640
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,543
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,453
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,764
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Annual Return 2016	rr_AnnualReturn2016	7.42%
Annual Return 2017	rr_AnnualReturn2017	20.87%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2018 is +1.20%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.20%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 1st Quarter 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.26%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	13.96%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	8.78%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2045 Fund) | Class A | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.32%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	7.41%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2045 Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.51%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	6.36%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2045 Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	3.89%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.32%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(3.89%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	1.43%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 246
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,244
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,034
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	146
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,244
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,335
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,034
1 Year	rr_AverageAnnualReturnYear01	18.89%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	11.02%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2050 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	 Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 87 and 88 of the Prospectus and "Additional Purchase and Redemption Information" on page 61 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 124 for further information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	 Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Strategy [Heading]	rr_StrategyHeading	 Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a fund of funds that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The large- and small-cap companies, international developed markets and emerging markets allocations are designed to track (replicate the performance of) indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor. The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex- Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2050. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2050 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Wells Fargo Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Wells Fargo Dynamic Target Today Fund.

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Put Replication Overlay (PRO). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The Tactical Asset Allocation (TAA) Overlay seeks to improve the Fund's risk return profile through the tactical use of futures and/or currency forward contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The Volatility Management Overlay (VMO) seeks to keep the Fund's short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio's effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio's effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. The Put Replication Overlay (PRO) is a quantitatively driven, structured hedging component designed to buffer the Fund against portfolio losses. Although executed using futures contracts, this component is designed substantially to replicate the payout structure of a theoretical protective put option on a given portfolio. The PRO will only seek to decrease market exposure under certain market conditions.

At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.

The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Wells Fargo Dynamic Target Date Funds over time. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation.

Portfolio Asset Allocation

The following table provides the Fund's target allocations to various underlying portfolios as of its most recent fiscal year end.

Portfolio	Target Allocation
Equity Securities
Wells Fargo Factor Enhanced Large Cap Portfolio	45.60%
Wells Fargo Factor Enhanced International Portfolio	29.26%
Wells Fargo Factor Enhanced Small Cap Portfolio	11.40%
Wells Fargo Factor Enhanced Emerging Markets Portfolio	8.74%
Wells Fargo U.S. REIT Portfolio	0.00%
Fixed Income Securities
Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corp Portfolio	2.96%
Wells Fargo Investment Grade Corporate Bond Portfolio	1.54%
Wells Fargo Emerging Markets Bond Portfolio	0.25%
Wells Fargo High Yield Corporate Bond Portfolio	0.25%
Wells Fargo Strategic Retirement Bond Portfolio (includes both TIPs & Intermediate Government Bond allocations)	0.00%

Risk [Heading]	rr_RiskHeading	 Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund's yield and return will be affected by changes in the rate of inflation.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 1st Quarter 2017	+6.15%
Lowest Quarter: 1st Quarter 2016	+0.00%
Year-to-date total return as of 6/30/2018 is +1.29%

Performance Table Heading	rr_PerformanceTableHeading	 Average Annual Total Returns for the periods ended 12/31/2017 (returns reflect applicable sales charges)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class of shares.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2050 Fund) | S&P Target Date 2050 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	20.18%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	13.00%
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2050 Fund) | Wells Fargo Dynamic Target 2050 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01		[2]
5 Years	rr_AverageAnnualReturnYear05		[2]
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception		[2]
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2050 Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[3]
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.75%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(4.07%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.68%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 640
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,577
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,518
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,891
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Annual Return 2016	rr_AnnualReturn2016	7.43%
Annual Return 2017	rr_AnnualReturn2017	20.86%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2018 is +1.29%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.29%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 1st Quarter 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.15%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	13.96%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	8.79%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2050 Fund) | Class A | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.29%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	7.42%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2050 Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.52%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	6.37%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2050 Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	4.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.50%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(4.07%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	1.43%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 246
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,279
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,401
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,158
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	146
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,279
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,401
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,158
1 Year	rr_AverageAnnualReturnYear01	18.95%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	11.05%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2055 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	 Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 87 and 88 of the Prospectus and "Additional Purchase and Redemption Information" on page 61 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 124 for further information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	 Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Strategy [Heading]	rr_StrategyHeading	 Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a fund of funds that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The large- and small-cap companies, international developed markets and emerging markets allocations are designed to track (replicate the performance of) indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor. The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex- Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2055. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2055 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Wells Fargo Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Wells Fargo Dynamic Target Today Fund.

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Put Replication Overlay (PRO). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The Tactical Asset Allocation (TAA) Overlay seeks to improve the Fund's risk return profile through the tactical use of futures and/or currency forward contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The Volatility Management Overlay (VMO) seeks to keep the Fund's short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio's effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio's effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. The Put Replication Overlay (PRO) is a quantitatively driven, structured hedging component designed to buffer the Fund against portfolio losses. Although executed using futures contracts, this component is designed substantially to replicate the payout structure of a theoretical protective put option on a given portfolio. The PRO will only seek to decrease market exposure under certain market conditions.

At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.

The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Wells Fargo Dynamic Target Date Funds over time. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation.

Portfolio Asset Allocation

The following table provides the Fund's target allocations to various underlying portfolios as of its most recent fiscal year end.

Portfolio	Target Allocation
Equity Securities
Wells Fargo Factor Enhanced Large Cap Portfolio	45.60%
Wells Fargo Factor Enhanced International Portfolio	29.26%
Wells Fargo Factor Enhanced Small Cap Portfolio	11.40%
Wells Fargo Factor Enhanced Emerging Markets Portfolio	8.74%
Wells Fargo U.S. REIT Portfolio	0.00%
Fixed Income Securities
Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corp Portfolio	2.96%
Wells Fargo Investment Grade Corporate Bond Portfolio	1.54%
Wells Fargo Emerging Markets Bond Portfolio	0.25%
Wells Fargo High Yield Corporate Bond Portfolio	0.25%
Wells Fargo Strategic Retirement Bond Portfolio (includes both TIPs & Intermediate Government Bond allocations)	0.00%

Risk [Heading]	rr_RiskHeading	 Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund's yield and return will be affected by changes in the rate of inflation.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 1st Quarter 2017	+6.26%
Lowest Quarter: 1st Quarter 2016	+0.00%
Year-to-date total return as of 6/30/2018 is +1.29%

Performance Table Heading	rr_PerformanceTableHeading	 Average Annual Total Returns for the periods ended 12/31/2017 (returns reflect applicable sales charges)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class of shares.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2055 Fund) | S&P Target Date 2055 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	20.48%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	13.21%
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2055 Fund) | Wells Fargo Dynamic Target 2055 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01		[2]
5 Years	rr_AverageAnnualReturnYear05		[2]
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception		[2]
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2055 Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[3]
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.98%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.66%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(3.98%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.68%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 640
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,560
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,486
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,828
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Annual Return 2016	rr_AnnualReturn2016	7.36%
Annual Return 2017	rr_AnnualReturn2017	20.92%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2018 is +1.29%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.29%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 1st Quarter 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.26%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	14.01%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	8.78%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2055 Fund) | Class A | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.36%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	7.42%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2055 Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.55%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	6.37%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2055 Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	3.98%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.41%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(3.98%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	1.43%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 246
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,262
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,369
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,096
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	146
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,262
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,369
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,096
1 Year	rr_AverageAnnualReturnYear01	18.97%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	11.08%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2060 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	 Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in "Share Class Features" and "Reductions and Waivers of Sales Charges" on pages 87 and 88 of the Prospectus and "Additional Purchase and Redemption Information" on page 61 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 124 for further information.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
Expense Example [Heading]	rr_ExpenseExampleHeading	 Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Strategy [Heading]	rr_StrategyHeading	 Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a fund of funds that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The large- and small-cap companies, international developed markets and emerging markets allocations are designed to track (replicate the performance of) indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor. The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex- Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2060. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2060 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Wells Fargo Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Wells Fargo Dynamic Target Today Fund.

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Put Replication Overlay (PRO). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The Tactical Asset Allocation (TAA) Overlay seeks to improve the Fund's risk return profile through the tactical use of futures and/or currency forward contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The Volatility Management Overlay (VMO) seeks to keep the Fund's short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio's effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio's effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. The Put Replication Overlay (PRO) is a quantitatively driven, structured hedging component designed to buffer the Fund against portfolio losses. Although executed using futures contracts, this component is designed substantially to replicate the payout structure of a theoretical protective put option on a given portfolio. The PRO will only seek to decrease market exposure under certain market conditions.

At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.

The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Wells Fargo Dynamic Target Date Funds over time. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation.

Portfolio Asset Allocation

The following table provides the Fund's target allocations to various underlying portfolios as of its most recent fiscal year end.

Portfolio	Target Allocation
Equity Securities
Wells Fargo Factor Enhanced Large Cap Portfolio	45.60%
Wells Fargo Factor Enhanced International Portfolio	29.26%
Wells Fargo Factor Enhanced Small Cap Portfolio	11.40%
Wells Fargo Factor Enhanced Emerging Markets Portfolio	8.74%
Wells Fargo U.S. REIT Portfolio	0.00%
Fixed Income Securities
Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corp Portfolio	2.96%
Wells Fargo Investment Grade Corporate Bond Portfolio	1.54%
Wells Fargo Emerging Markets Bond Portfolio	0.25%
Wells Fargo High Yield Corporate Bond Portfolio	0.25%
Wells Fargo Strategic Retirement Bond Portfolio (includes both TIPs & Intermediate Government Bond allocations)	0.00%

Risk [Heading]	rr_RiskHeading	 Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund's yield and return will be affected by changes in the rate of inflation.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 1st Quarter 2017	+6.15%
Lowest Quarter: 1st Quarter 2016	+0.21%
Year-to-date total return as of 6/30/2018 is +1.29%

Performance Table Heading	rr_PerformanceTableHeading	 Average Annual Total Returns for the periods ended 12/31/2017 (returns reflect applicable sales charges)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class of shares.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2060 Fund) | S&P Target Date 2060+ Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	20.75%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2060 Fund) | Wells Fargo Dynamic Target 2060 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01		[2]
5 Years	rr_AverageAnnualReturnYear05		[2]
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception		[2]
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2060 Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[3]
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.72%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(4.04%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.68%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 640
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,571
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,507
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,870
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Annual Return 2016	rr_AnnualReturn2016	7.69%
Annual Return 2017	rr_AnnualReturn2017	20.81%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2018 is +1.29%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.29%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 1st Quarter 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.15%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.21%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	13.91%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	8.84%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2060 Fund) | Class A | (after taxes on distributions)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.22%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	7.44%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2060 Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.49%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	6.40%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(WFA Dynamic Target Date Funds - Classes A and C) | (Wells Fargo Dynamic Target 2060 Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	4.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.47%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(4.04%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	1.43%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 246
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,273
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,390
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,138
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	146
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,273
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,390
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,138
1 Year	rr_AverageAnnualReturnYear01	19.00%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	11.15%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(WFA Dynamic Target Date Funds - Class R4) | (Wells Fargo Dynamic Target Today Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	 Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	 Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 94% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	94.00%
Strategy [Heading]	rr_StrategyHeading	 Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a fund of funds that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to get exposure to the following asset classes: equity and fixed income (including money market securities). The Fund's investment strategy is to diversify the Fund's investments among these asset classes.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The large- and small-cap companies, international developed markets and emerging markets allocations are designed to track (replicate the performance of) indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor. The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index. The real estate allocation invests in real estate investment trusts (REITs) and is managed to replicate the performance of the Wells Fargo US REIT Index, a traditional market-capitalization weighted index designed to provide diversified exposure to real estate. The Wells Fargo US REIT Index rebalances quarterly.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The inflation-protected Treasury and intermediate-term government allocations will be managed to replicate the performance of the Bloomberg Barclays US Treasury Inflation-Linked1-10 Year Bond Index and the Bloomberg Barclays US Government Intermediate Bond Index, respectively, each a traditional market-capitalization weighted index designed to provide diversified exposure to their respective allocation. Each index rebalances monthly. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex- Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The "Today" designation in the Fund's name is meant to indicate that the Fund is primarily designed for investors either in retirement and/or currently withdrawing funds from their investments. The Fund does not decrease its equity holdings in an attempt to become increasingly conservative over time, but rather maintains a strategic target allocation to equity and fixed income securities (including money market instruments) in the weights of 40% and 60%, respectively.

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Put Replication Overlay (PRO). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The Tactical Asset Allocation (TAA) Overlay seeks to improve the Fund's risk return profile through the tactical use of futures and/or currency forward contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The Volatility Management Overlay (VMO) seeks to keep the Fund's short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio's effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio's effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. The Put Replication Overlay (PRO) is a quantitatively driven, structured hedging component designed to buffer the Fund against portfolio losses. Although executed using futures contracts, this component is designed substantially to replicate the payout structure of a theoretical protective put option on a given portfolio. The PRO will only seek to decrease market exposure under certain market conditions.

At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.

At their discretion, the Fund's portfolio managers may make changes to the Fund's asset allocation.

Portfolio Asset Allocation

The following table provides the Fund's target allocations to various underlying portfolios as of its most recent fiscal year end.

Portfolio	Target Allocation
Equity Securities
Wells Fargo Factor Enhanced Large Cap Portfolio	19.07%
Wells Fargo Factor Enhanced International Portfolio	9.88%
Wells Fargo Factor Enhanced Small Cap Portfolio	4.76%
Wells Fargo U.S. REIT Portfolio	3.33%
Wells Fargo Factor Enhanced Emerging Markets Portfolio	2.96%
Fixed Income Securities
Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corp Portfolio	29.57%
Wells Fargo Investment Grade Corporate Bond Portfolio	15.39%
Wells Fargo Strategic Retirement Bond Portfolio (includes both TIPs & Intermediate Government Bond allocations)	10.00%
Wells Fargo Emerging Markets Bond Portfolio	2.52%
Wells Fargo High Yield Corporate Bond Portfolio	2.52%

Risk [Heading]	rr_RiskHeading	 Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund's yield and return will be affected by changes in the rate of inflation.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 1st Quarter 2017	+3.37%
Lowest Quarter: 4th Quarter 2016	-0.78%
Year-to-date total return as of 6/30/2018 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2017
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Dynamic Target Date Funds - Class R4) | (Wells Fargo Dynamic Target Today Fund) | S&P Target Date Retirement Income Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.54%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	5.99%
(WFA Dynamic Target Date Funds - Class R4) | (Wells Fargo Dynamic Target Today Fund) | Wells Fargo Dynamic Target Today Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01		[6]
5 Years	rr_AverageAnnualReturnYear05		[6]
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception		[6]
(WFA Dynamic Target Date Funds - Class R4) | (Wells Fargo Dynamic Target Today Fund) | Class R4
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.91%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.51%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(4.14%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.37%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 38
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	986
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,944
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,380
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R4 as of 12/31 each year
Annual Return 2016	rr_AnnualReturn2016	5.01%
Annual Return 2017	rr_AnnualReturn2017	11.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2018 is 0.00%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	none
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 1st Quarter 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.37%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.78%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	11.01%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	6.94%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(WFA Dynamic Target Date Funds - Class R4) | (Wells Fargo Dynamic Target 2015 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	 Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	 Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 82% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	82.00%
Strategy [Heading]	rr_StrategyHeading	 Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a fund of funds that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The large- and small-cap companies, international developed markets and emerging markets allocations are designed to track (replicate the performance of) indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor. The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index. The real estate allocation invests in real estate investment trusts (REITs) and is managed to replicate the performance of the Wells Fargo US REIT Index, a traditional market-capitalization weighted index designed to provide diversified exposure to real estate. The Wells Fargo US REIT Index rebalances quarterly.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The inflation-protected Treasury and intermediate-term government allocations will be managed to replicate the performance of the Bloomberg Barclays US Treasury Inflation-Linked1-10 Year Bond Index and the Bloomberg Barclays US Government Intermediate Bond Index, respectively, each a traditional market-capitalization weighted index designed to provide diversified exposure to their respective allocation. Each index rebalances monthly.

The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex- Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2015. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2015 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Wells Fargo Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Wells Fargo Dynamic Target Today Fund.

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Put Replication Overlay (PRO). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The Tactical Asset Allocation (TAA) Overlay seeks to improve the Fund's risk return profile through the tactical use of futures and/or currency forward contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The Volatility Management Overlay (VMO) seeks to keep the Fund's short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio's effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio's effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. The Put Replication Overlay (PRO) is a quantitatively driven, structured hedging component designed to buffer the Fund against portfolio losses. Although executed using futures contracts, this component is designed substantially to replicate the payout structure of a theoretical protective put option on a given portfolio. The PRO will only seek to decrease market exposure under certain market conditions.

At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.

The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Wells Fargo Dynamic Target Date Funds over time. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation.

Portfolio Asset Allocation

The following table provides the Fund's target allocations to various underlying portfolios as of its most recent fiscal year end.

Portfolio	Target Allocation
Equity Securities
Wells Fargo Factor Enhanced Large Cap Portfolio	24.80%
Wells Fargo Factor Enhanced International Portfolio	12.84%
Wells Fargo Factor Enhanced Small Cap Portfolio	6.19%
Wells Fargo U.S. REIT Portfolio	4.33%
Wells Fargo Factor Enhanced Emerging Markets Portfolio	3.85%
Fixed Income Securities
Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corp Portfolio	23.66%
Wells Fargo Investment Grade Corporate Bond Portfolio	12.31%
Wells Fargo Strategic Retirement Bond Portfolio (includes both TIPs & Intermediate Government Bond allocations)	8.00%
Wells Fargo Emerging Markets Bond Portfolio	2.02%
Wells Fargo High Yield Corporate Bond Portfolio	2.02%

Risk [Heading]	rr_RiskHeading	 Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund's yield and return will be affected by changes in the rate of inflation.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 1st Quarter 2017	+4.16%
Lowest Quarter: 4th Quarter 2016	-0.11%
Year-to-date total return as of 6/30/2018 is +0.27%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2017
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Dynamic Target Date Funds - Class R4) | (Wells Fargo Dynamic Target 2015 Fund) | S&P Target Date 2015 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.39%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	7.88%
(WFA Dynamic Target Date Funds - Class R4) | (Wells Fargo Dynamic Target 2015 Fund) | Wells Fargo Dynamic Target 2015 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01		[6]
5 Years	rr_AverageAnnualReturnYear05		[6]
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception		[6]
(WFA Dynamic Target Date Funds - Class R4) | (Wells Fargo Dynamic Target 2015 Fund) | Class R4
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.66%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.28%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(3.91%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.37%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 38
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	940
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,855
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,201
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R4 as of 12/31 each year
Annual Return 2016	rr_AnnualReturn2016	5.73%
Annual Return 2017	rr_AnnualReturn2017	13.60%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2018 is +0.27%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.27%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 1st Quarter 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.16%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.11%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	13.60%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	8.27%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(WFA Dynamic Target Date Funds - Class R4) | (Wells Fargo Dynamic Target 2020 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	 Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	 Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 72% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	72.00%
Strategy [Heading]	rr_StrategyHeading	 Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a fund of funds that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The large- and small-cap companies, international developed markets and emerging markets allocations are designed to track (replicate the performance of) indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor. The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index. The real estate allocation invests in real estate investment trusts (REITs) and is managed to replicate the performance of the Wells Fargo US REIT Index, a traditional market-capitalization weighted index designed to provide diversified exposure to real estate. The Wells Fargo US REIT Index rebalances quarterly.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The inflation-protected Treasury and intermediate-term government allocations will be managed to replicate the performance of the Bloomberg Barclays US Treasury Inflation-Linked1-10 Year Bond Index and the Bloomberg Barclays US Government Intermediate Bond Index, respectively, each a traditional market-capitalization weighted index designed to provide diversified exposure to their respective allocation. Each index rebalances monthly.

The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex- Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2020. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2020 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Wells Fargo Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Wells Fargo Dynamic Target Today Fund.

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Put Replication Overlay (PRO). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The Tactical Asset Allocation (TAA) Overlay seeks to improve the Fund's risk return profile through the tactical use of futures and/or currency forward contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The Volatility Management Overlay (VMO) seeks to keep the Fund's short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio's effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio's effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. The Put Replication Overlay (PRO) is a quantitatively driven, structured hedging component designed to buffer the Fund against portfolio losses. Although executed using futures contracts, this component is designed substantially to replicate the payout structure of a theoretical protective put option on a given portfolio. The PRO will only seek to decrease market exposure under certain market conditions.

At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.

The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Wells Fargo Dynamic Target Date Funds over time. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation.

Portfolio Asset Allocation

The following table provides the Fund's target allocations to various underlying portfolios as of its most recent fiscal year end.

Portfolio	Target Allocation
Equity Securities
Wells Fargo Factor Enhanced Large Cap Portfolio	29.45%
Wells Fargo Factor Enhanced International Portfolio	15.70%
Wells Fargo Factor Enhanced Small Cap Portfolio	7.38%
Wells Fargo Factor Enhanced Emerging Markets Portfolio	4.71%
Wells Fargo U.S. REIT Portfolio	3.76%
Fixed Income Securities
Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corp Portfolio	20.09%
Wells Fargo Investment Grade Corporate Bond Portfolio	10.45%
Wells Fargo Strategic Retirement Bond Portfolio (includes both TIPs & Intermediate Government Bond allocations)	5.06%
Wells Fargo Emerging Markets Bond Portfolio	1.70%
Wells Fargo High Yield Corporate Bond Portfolio	1.70%

Risk [Heading]	rr_RiskHeading	 Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund's yield and return will be affected by changes in the rate of inflation.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 1st Quarter 2017	+4.66%
Lowest Quarter: 1st Quarter 2016	+0.35%
Year-to-date total return as of 6/30/2018 is +0.63%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2017
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Dynamic Target Date Funds - Class R4) | (Wells Fargo Dynamic Target 2020 Fund) | S&P Target Date 2020 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.80%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	8.76%
(WFA Dynamic Target Date Funds - Class R4) | (Wells Fargo Dynamic Target 2020 Fund) | Wells Fargo Dynamic Target 2020 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01		[6]
5 Years	rr_AverageAnnualReturnYear05		[6]
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception		[6]
(WFA Dynamic Target Date Funds - Class R4) | (Wells Fargo Dynamic Target 2020 Fund) | Class R4
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.48%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.11%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(3.74%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.37%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 38
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	906
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,789
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,067
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R4 as of 12/31 each year
Annual Return 2016	rr_AnnualReturn2016	6.63%
Annual Return 2017	rr_AnnualReturn2017	15.12%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2018 is +0.63%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.63%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 1st Quarter 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.66%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.35%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	15.12%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	9.27%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(WFA Dynamic Target Date Funds - Class R4) | (Wells Fargo Dynamic Target 2025 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	 Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	 Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 62% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.00%
Strategy [Heading]	rr_StrategyHeading	 Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a fund of funds that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The large- and small-cap companies, international developed markets and emerging markets allocations are designed to track (replicate the performance of) indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor. The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index. The real estate allocation invests in real estate investment trusts (REITs) and is managed to replicate the performance of the Wells Fargo US REIT Index, a traditional market-capitalization weighted index designed to provide diversified exposure to real estate. The Wells Fargo US REIT Index rebalances quarterly.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The inflation-protected Treasury and intermediate-term government allocations will be managed to replicate the performance of the Bloomberg Barclays US Treasury Inflation-Linked1-10 Year Bond Index and the Bloomberg Barclays US Government Intermediate Bond Index, respectively, each a traditional market-capitalization weighted index designed to provide diversified exposure to their respective allocation. Each index rebalances monthly.

The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex- Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2025. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2025 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Wells Fargo Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Wells Fargo Dynamic Target Today Fund.

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Put Replication Overlay (PRO). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The Tactical Asset Allocation (TAA) Overlay seeks to improve the Fund's risk return profile through the tactical use of futures and/or currency forward contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The Volatility Management Overlay (VMO) seeks to keep the Fund's short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio's effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio's effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. The Put Replication Overlay (PRO) is a quantitatively driven, structured hedging component designed to buffer the Fund against portfolio losses. Although executed using futures contracts, this component is designed substantially to replicate the payout structure of a theoretical protective put option on a given portfolio. The PRO will only seek to decrease market exposure under certain market conditions.

At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.

The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Wells Fargo Dynamic Target Date Funds over time. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation.

Portfolio Asset Allocation

The following table provides the Fund's target allocations to various underlying portfolios as of its most recent fiscal year end.

Portfolio	Target Allocation
Equity Securities
Wells Fargo Factor Enhanced Large Cap Portfolio	34.94%
Wells Fargo Factor Enhanced International Portfolio	19.44%
Wells Fargo Factor Enhanced Small Cap Portfolio	8.75%
Wells Fargo Factor Enhanced Emerging Markets Portfolio	5.84%
Wells Fargo U.S. REIT Portfolio	2.03%
Fixed Income Securities
Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corp Portfolio	16.08%
Wells Fargo Investment Grade Corporate Bond Portfolio	8.37%
Wells Fargo Strategic Retirement Bond Portfolio (includes both TIPs & Intermediate Government Bond allocations)	1.85%
Wells Fargo Emerging Markets Bond Portfolio	1.35%
Wells Fargo High Yield Corporate Bond Portfolio	1.35%

Risk [Heading]	rr_RiskHeading	 Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund's yield and return will be affected by changes in the rate of inflation.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 1st Quarter 2017	+5.15%
Lowest Quarter: 1st Quarter 2016	+0.51%
Year-to-date total return as of 6/30/2018 is +0.80%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2017
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Dynamic Target Date Funds - Class R4) | (Wells Fargo Dynamic Target 2025 Fund) | S&P Target Date 2025 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	14.55%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	9.78%
(WFA Dynamic Target Date Funds - Class R4) | (Wells Fargo Dynamic Target 2025 Fund) | Wells Fargo Dynamic Target 2025 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01		[6]
5 Years	rr_AverageAnnualReturnYear05		[6]
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception		[6]
(WFA Dynamic Target Date Funds - Class R4) | (Wells Fargo Dynamic Target 2025 Fund) | Class R4
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.64%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.31%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(3.94%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.37%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 38
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	946
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,867
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,225
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R4 as of 12/31 each year
Annual Return 2016	rr_AnnualReturn2016	6.81%
Annual Return 2017	rr_AnnualReturn2017	16.96%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2018 is +0.80%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.80%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 1st Quarter 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.15%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.51%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	16.96%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	10.11%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(WFA Dynamic Target Date Funds - Class R4) | (Wells Fargo Dynamic Target 2030 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	 Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	 Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 53% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Strategy [Heading]	rr_StrategyHeading	 Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a fund of funds that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The large- and small-cap companies, international developed markets and emerging markets allocations are designed to track (replicate the performance of) indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor. The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index. The real estate allocation invests in real estate investment trusts (REITs) and is managed to replicate the performance of the Wells Fargo US REIT Index, a traditional market-capitalization weighted index designed to provide diversified exposure to real estate. The Wells Fargo US REIT Index rebalances quarterly.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The inflation-protected Treasury and intermediate-term government allocations will be managed to replicate the performance of the Bloomberg Barclays US Treasury Inflation-Linked1-10 Year Bond Index and the Bloomberg Barclays US Government Intermediate Bond Index, respectively, each a traditional market-capitalization weighted index designed to provide diversified exposure to their respective allocation. Each index rebalances monthly.

The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex- Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2030. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2030 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Wells Fargo Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Wells Fargo Dynamic Target Today Fund.

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Put Replication Overlay (PRO). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The Tactical Asset Allocation (TAA) Overlay seeks to improve the Fund's risk return profile through the tactical use of futures and/or currency forward contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The Volatility Management Overlay (VMO) seeks to keep the Fund's short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio's effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio's effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. The Put Replication Overlay (PRO) is a quantitatively driven, structured hedging component designed to buffer the Fund against portfolio losses. Although executed using futures contracts, this component is designed substantially to replicate the payout structure of a theoretical protective put option on a given portfolio. The PRO will only seek to decrease market exposure under certain market conditions.

At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.

The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Wells Fargo Dynamic Target Date Funds over time. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation.

Portfolio Asset Allocation

The following table provides the Fund's target allocations to various underlying portfolios as of its most recent fiscal year end.

Portfolio	Target Allocation
Equity Securities
Wells Fargo Factor Enhanced Large Cap Portfolio	38.68%
Wells Fargo Factor Enhanced International Portfolio	22.48%
Wells Fargo Factor Enhanced Small Cap Portfolio	9.67%
Wells Fargo Factor Enhanced Emerging Markets Portfolio	6.70%
Wells Fargo U.S. REIT Portfolio	0.47%
Fixed Income Securities
Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corp Portfolio	12.82%
Wells Fargo Investment Grade Corporate Bond Portfolio	6.67%
Wells Fargo Emerging Markets Bond Portfolio	1.08%
Wells Fargo High Yield Corporate Bond Portfolio	1.08%
Wells Fargo Strategic Retirement Bond Portfolio (includes both TIPs & Intermediate Government Bond allocations)	0.35%

Risk [Heading]	rr_RiskHeading	 Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund's yield and return will be affected by changes in the rate of inflation.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 1st Quarter 2017	+5.55%
Lowest Quarter: 1st Quarter 2016	+0.41%
Year-to-date total return as of 6/30/2018 is +1.14%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2017
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Dynamic Target Date Funds - Class R4) | (Wells Fargo Dynamic Target 2030 Fund) | S&P Target Date 2030 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	16.19%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	10.71%
(WFA Dynamic Target Date Funds - Class R4) | (Wells Fargo Dynamic Target 2030 Fund) | Wells Fargo Dynamic Target 2030 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01		[6]
5 Years	rr_AverageAnnualReturnYear05		[6]
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception		[6]
(WFA Dynamic Target Date Funds - Class R4) | (Wells Fargo Dynamic Target 2030 Fund) | Class R4
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.72%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.38%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(4.01%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.37%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 38
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	960
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,894
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,279
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R4 as of 12/31 each year
Annual Return 2016	rr_AnnualReturn2016	7.22%
Annual Return 2017	rr_AnnualReturn2017	18.61%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2018 is +1.14%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.14%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 1st Quarter 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.55%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.41%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	18.61%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	10.91%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(WFA Dynamic Target Date Funds - Class R4) | (Wells Fargo Dynamic Target 2035 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	 Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	 Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Strategy [Heading]	rr_StrategyHeading	 Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a fund of funds that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The large- and small-cap companies, international developed markets and emerging markets allocations are designed to track (replicate the performance of) indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor. The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex- Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2035. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2035 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Wells Fargo Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Wells Fargo Dynamic Target Today Fund.

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Put Replication Overlay (PRO). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The Tactical Asset Allocation (TAA) Overlay seeks to improve the Fund's risk return profile through the tactical use of futures and/or currency forward contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The Volatility Management Overlay (VMO) seeks to keep the Fund's short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio's effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio's effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. The Put Replication Overlay (PRO) is a quantitatively driven, structured hedging component designed to buffer the Fund against portfolio losses. Although executed using futures contracts, this component is designed substantially to replicate the payout structure of a theoretical protective put option on a given portfolio. The PRO will only seek to decrease market exposure under certain market conditions.

At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.

The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Wells Fargo Dynamic Target Date Funds over time. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation.

Portfolio Asset Allocation

The following table provides the Fund's target allocations to various underlying portfolios as of its most recent fiscal year end.

Portfolio	Target Allocation
Equity Securities
Wells Fargo Factor Enhanced Large Cap Portfolio	40.75%
Wells Fargo Factor Enhanced International Portfolio	24.69%
Wells Fargo Factor Enhanced Small Cap Portfolio	10.19%
Wells Fargo Factor Enhanced Emerging Markets Portfolio	7.38%
Wells Fargo U.S. REIT Portfolio	0.00%
Fixed Income Securities
Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corp Portfolio	10.06%
Wells Fargo Investment Grade Corporate Bond Portfolio	5.24%
Wells Fargo High Yield Corporate Bond Portfolio	0.85%
Wells Fargo Emerging Markets Bond Portfolio	0.85%
Wells Fargo Strategic Retirement Bond Portfolio (includes both TIPs & Intermediate Government Bond allocations)	0.00%

Risk [Heading]	rr_RiskHeading	 Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund's yield and return will be affected by changes in the rate of inflation.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 1st Quarter 2017	+5.95%
Lowest Quarter: 1st Quarter 2016	+0.10%
Year-to-date total return as of 6/30/2018 is +1.30%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2017
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Dynamic Target Date Funds - Class R4) | (Wells Fargo Dynamic Target 2035 Fund) | S&P Target Date 2035 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	17.78%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	11.61%
(WFA Dynamic Target Date Funds - Class R4) | (Wells Fargo Dynamic Target 2035 Fund) | Wells Fargo Dynamic Target 2035 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01		[6]
5 Years	rr_AverageAnnualReturnYear05		[6]
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception		[6]
(WFA Dynamic Target Date Funds - Class R4) | (Wells Fargo Dynamic Target 2035 Fund) | Class R4
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.84%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.51%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(4.14%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.37%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 38
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	986
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,944
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,380
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R4 as of 12/31 each year
Annual Return 2016	rr_AnnualReturn2016	7.39%
Annual Return 2017	rr_AnnualReturn2017	20.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2018 is +1.30%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.30%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 1st Quarter 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.95%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.10%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	20.00%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	11.58%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(WFA Dynamic Target Date Funds - Class R4) | (Wells Fargo Dynamic Target 2040 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	 Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	 Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Strategy [Heading]	rr_StrategyHeading	 Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a fund of funds that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The large- and small-cap companies, international developed markets and emerging markets allocations are designed to track (replicate the performance of) indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor. The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex- Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2040. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2040 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Wells Fargo Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Wells Fargo Dynamic Target Today Fund.

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Put Replication Overlay (PRO). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The Tactical Asset Allocation (TAA) Overlay seeks to improve the Fund's risk return profile through the tactical use of futures and/or currency forward contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The Volatility Management Overlay (VMO) seeks to keep the Fund's short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio's effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio's effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. The Put Replication Overlay (PRO) is a quantitatively driven, structured hedging component designed to buffer the Fund against portfolio losses. Although executed using futures contracts, this component is designed substantially to replicate the payout structure of a theoretical protective put option on a given portfolio. The PRO will only seek to decrease market exposure under certain market conditions.

At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.

The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Wells Fargo Dynamic Target Date Funds over time. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation.

Portfolio Asset Allocation

The following table provides the Fund's target allocations to various underlying portfolios as of its most recent fiscal year end.

Portfolio	Target Allocation
Equity Securities
Wells Fargo Factor Enhanced Large Cap Portfolio	42.73%
Wells Fargo Factor Enhanced International Portfolio	26.62%
Wells Fargo Factor Enhanced Small Cap Portfolio	10.68%
Wells Fargo Factor Enhanced Emerging Markets Portfolio	7.97%
Wells Fargo U.S. REIT Portfolio	0.00%
Fixed Income Securities
Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corp Portfolio	7.10%
Wells Fargo Investment Grade Corporate Bond Portfolio	3.70%
Wells Fargo Emerging Markets Bond Portfolio	0.60%
Wells Fargo High Yield Corporate Bond Portfolio	0.60%
Wells Fargo Strategic Retirement Bond Portfolio (includes both TIPs & Intermediate Government Bond allocations)	0.00%

Risk [Heading]	rr_RiskHeading	 Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund's yield and return will be affected by changes in the rate of inflation.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 1st Quarter 2017	+6.25%
Lowest Quarter: 4th Quarter 2016	+0.10%
Year-to-date total return as of 6/30/2018 is +1.38%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2017
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Dynamic Target Date Funds - Class R4) | (Wells Fargo Dynamic Target 2040 Fund) | S&P Target Date 2040 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	18.87%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	12.24%
(WFA Dynamic Target Date Funds - Class R4) | (Wells Fargo Dynamic Target 2040 Fund) | Wells Fargo Dynamic Target 2040 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01		[6]
5 Years	rr_AverageAnnualReturnYear05		[6]
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception		[6]
(WFA Dynamic Target Date Funds - Class R4) | (Wells Fargo Dynamic Target 2040 Fund) | Class R4
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.47%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.14%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(3.77%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.37%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 38
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	912
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,801
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,091
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R4 as of 12/31 each year
Annual Return 2016	rr_AnnualReturn2016	7.57%
Annual Return 2017	rr_AnnualReturn2017	20.77%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2018 is +1.38%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.38%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 1st Quarter 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.25%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.10%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	20.77%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	11.91%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(WFA Dynamic Target Date Funds - Class R4) | (Wells Fargo Dynamic Target 2045 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	 Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	 Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Strategy [Heading]	rr_StrategyHeading	 Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a fund of funds that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The large- and small-cap companies, international developed markets and emerging markets allocations are designed to track (replicate the performance of) indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor. The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex- Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2045. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2045 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Wells Fargo Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Wells Fargo Dynamic Target Today Fund.

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Put Replication Overlay (PRO). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The Tactical Asset Allocation (TAA) Overlay seeks to improve the Fund's risk return profile through the tactical use of futures and/or currency forward contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The Volatility Management Overlay (VMO) seeks to keep the Fund's short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio's effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio's effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. The Put Replication Overlay (PRO) is a quantitatively driven, structured hedging component designed to buffer the Fund against portfolio losses. Although executed using futures contracts, this component is designed substantially to replicate the payout structure of a theoretical protective put option on a given portfolio. The PRO will only seek to decrease market exposure under certain market conditions.

At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.

The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Wells Fargo Dynamic Target Date Funds over time. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation.

Portfolio Asset Allocation

The following table provides the Fund's target allocations to various underlying portfolios as of its most recent fiscal year end.

Portfolio	Target Allocation
Equity Securities
Wells Fargo Factor Enhanced Large Cap Portfolio	44.78%
Wells Fargo Factor Enhanced International Portfolio	28.50%
Wells Fargo Factor Enhanced Small Cap Portfolio	11.20%
Wells Fargo Factor Enhanced Emerging Markets Portfolio	8.52%
Wells Fargo U.S. REIT Portfolio	0.00%
Fixed Income Securities
Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corp Portfolio	4.14%
Wells Fargo Investment Grade Corporate Bond Portfolio	2.16%
Wells Fargo Emerging Markets Bond Portfolio	0.35%
Wells Fargo High Yield Corporate Bond Portfolio	0.35%
Wells Fargo Strategic Retirement Bond Portfolio (includes both TIPs & Intermediate Government Bond allocations)	0.00%

Risk [Heading]	rr_RiskHeading	 Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund's yield and return will be affected by changes in the rate of inflation.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 1st Quarter 2017	+6.35%
Lowest Quarter: 1st Quarter 2016	+0.00%
Year-to-date total return as of 6/30/2018 is +1.46%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2017
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Dynamic Target Date Funds - Class R4) | (Wells Fargo Dynamic Target 2045 Fund) | S&P Target Date 2045 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	19.56%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	12.66%
(WFA Dynamic Target Date Funds - Class R4) | (Wells Fargo Dynamic Target 2045 Fund) | Wells Fargo Dynamic Target 2045 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01		[6]
5 Years	rr_AverageAnnualReturnYear05		[6]
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception		[6]
(WFA Dynamic Target Date Funds - Class R4) | (Wells Fargo Dynamic Target 2045 Fund) | Class R4
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.61%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.29%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(3.92%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.37%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 38
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	942
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,859
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,209
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R4 as of 12/31 each year
Annual Return 2016	rr_AnnualReturn2016	7.67%
Annual Return 2017	rr_AnnualReturn2017	21.20%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2018 is +1.46%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.46%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 1st Quarter 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.35%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	21.20%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	12.21%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(WFA Dynamic Target Date Funds - Class R4) | (Wells Fargo Dynamic Target 2050 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	 Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	 Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Strategy [Heading]	rr_StrategyHeading	 Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a fund of funds that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The large- and small-cap companies, international developed markets and emerging markets allocations are designed to track (replicate the performance of) indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor. The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex- Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2050. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2050 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Wells Fargo Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Wells Fargo Dynamic Target Today Fund.

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Put Replication Overlay (PRO). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The Tactical Asset Allocation (TAA) Overlay seeks to improve the Fund's risk return profile through the tactical use of futures and/or currency forward contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The Volatility Management Overlay (VMO) seeks to keep the Fund's short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio's effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio's effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. The Put Replication Overlay (PRO) is a quantitatively driven, structured hedging component designed to buffer the Fund against portfolio losses. Although executed using futures contracts, this component is designed substantially to replicate the payout structure of a theoretical protective put option on a given portfolio. The PRO will only seek to decrease market exposure under certain market conditions.

At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.

The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Wells Fargo Dynamic Target Date Funds over time. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation.

Portfolio Asset Allocation

The following table provides the Fund's target allocations to various underlying portfolios as of its most recent fiscal year end.

Portfolio	Target Allocation
Equity Securities
Wells Fargo Factor Enhanced Large Cap Portfolio	45.60%
Wells Fargo Factor Enhanced International Portfolio	29.26%
Wells Fargo Factor Enhanced Small Cap Portfolio	11.40%
Wells Fargo Factor Enhanced Emerging Markets Portfolio	8.74%
Wells Fargo U.S. REIT Portfolio	0.00%
Fixed Income Securities
Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corp Portfolio	2.96%
Wells Fargo Investment Grade Corporate Bond Portfolio	1.54%
Wells Fargo Emerging Markets Bond Portfolio	0.25%
Wells Fargo High Yield Corporate Bond Portfolio	0.25%
Wells Fargo Strategic Retirement Bond Portfolio (includes both TIPs & Intermediate Government Bond allocations)	0.00%

Risk [Heading]	rr_RiskHeading	 Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund's yield and return will be affected by changes in the rate of inflation.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 1st Quarter 2017	+6.35%
Lowest Quarter: 1st Quarter 2016	+0.00%
Year-to-date total return as of 6/30/2018 is +1.46%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2017
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Dynamic Target Date Funds - Class R4) | (Wells Fargo Dynamic Target 2050 Fund) | S&P Target Date 2050 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	20.18%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	13.00%
(WFA Dynamic Target Date Funds - Class R4) | (Wells Fargo Dynamic Target 2050 Fund) | Wells Fargo Dynamic Target 2050 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01		[6]
5 Years	rr_AverageAnnualReturnYear05		[6]
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception		[6]
(WFA Dynamic Target Date Funds - Class R4) | (Wells Fargo Dynamic Target 2050 Fund) | Class R4
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.79%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.47%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(4.10%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.37%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 38
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	978
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,929
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,349
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R4 as of 12/31 each year
Annual Return 2016	rr_AnnualReturn2016	7.69%
Annual Return 2017	rr_AnnualReturn2017	21.26%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2018 is +1.46%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.46%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 1st Quarter 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.35%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	21.26%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	12.25%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(WFA Dynamic Target Date Funds - Class R4) | (Wells Fargo Dynamic Target 2055 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	 Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	 Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Strategy [Heading]	rr_StrategyHeading	 Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a fund of funds that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The large- and small-cap companies, international developed markets and emerging markets allocations are designed to track (replicate the performance of) indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor. The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex- Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2055. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2055 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Wells Fargo Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Wells Fargo Dynamic Target Today Fund.

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Put Replication Overlay (PRO). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The Tactical Asset Allocation (TAA) Overlay seeks to improve the Fund's risk return profile through the tactical use of futures and/or currency forward contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The Volatility Management Overlay (VMO) seeks to keep the Fund's short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio's effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio's effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. The Put Replication Overlay (PRO) is a quantitatively driven, structured hedging component designed to buffer the Fund against portfolio losses. Although executed using futures contracts, this component is designed substantially to replicate the payout structure of a theoretical protective put option on a given portfolio. The PRO will only seek to decrease market exposure under certain market conditions.

At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.

The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Wells Fargo Dynamic Target Date Funds over time. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation.

Portfolio Asset Allocation

The following table provides the Fund's target allocations to various underlying portfolios as of its most recent fiscal year end.

Portfolio	Target Allocation
Equity Securities
Wells Fargo Factor Enhanced Large Cap Portfolio	45.60%
Wells Fargo Factor Enhanced International Portfolio	29.26%
Wells Fargo Factor Enhanced Small Cap Portfolio	11.40%
Wells Fargo Factor Enhanced Emerging Markets Portfolio	8.74%
Wells Fargo U.S. REIT Portfolio	0.00%
Fixed Income Securities
Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corp Portfolio	2.96%
Wells Fargo Investment Grade Corporate Bond Portfolio	1.54%
Wells Fargo Emerging Markets Bond Portfolio	0.25%
Wells Fargo High Yield Corporate Bond Portfolio	0.25%
Wells Fargo Strategic Retirement Bond Portfolio (includes both TIPs & Intermediate Government Bond allocations)	0.00%

Risk [Heading]	rr_RiskHeading	 Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund's yield and return will be affected by changes in the rate of inflation.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 1st Quarter 2017	+6.35%
Lowest Quarter: 1st Quarter 2016	+0.10%
Year-to-date total return as of 6/30/2018 is +1.46%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2017
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Dynamic Target Date Funds - Class R4) | (Wells Fargo Dynamic Target 2055 Fund) | S&P Target Date 2055 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	20.48%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	13.21%
(WFA Dynamic Target Date Funds - Class R4) | (Wells Fargo Dynamic Target 2055 Fund) | Wells Fargo Dynamic Target 2055 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01		[6]
5 Years	rr_AverageAnnualReturnYear05		[6]
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception		[6]
(WFA Dynamic Target Date Funds - Class R4) | (Wells Fargo Dynamic Target 2055 Fund) | Class R4
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.70%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.38%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(4.01%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.37%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 38
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	960
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,894
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,279
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R4 as of 12/31 each year
Annual Return 2016	rr_AnnualReturn2016	7.72%
Annual Return 2017	rr_AnnualReturn2017	21.17%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2018 is +1.46%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.46%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 1st Quarter 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.35%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.10%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	21.17%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	12.23%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(WFA Dynamic Target Date Funds - Class R4) | (Wells Fargo Dynamic Target 2060 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	 Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	 Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Strategy [Heading]	rr_StrategyHeading	 Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a fund of funds that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The large- and small-cap companies, international developed markets and emerging markets allocations are designed to track (replicate the performance of) indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor. The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex- Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2060. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2060 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Wells Fargo Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Wells Fargo Dynamic Target Today Fund.

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Put Replication Overlay (PRO). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The Tactical Asset Allocation (TAA) Overlay seeks to improve the Fund's risk return profile through the tactical use of futures and/or currency forward contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The Volatility Management Overlay (VMO) seeks to keep the Fund's short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio's effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio's effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. The Put Replication Overlay (PRO) is a quantitatively driven, structured hedging component designed to buffer the Fund against portfolio losses. Although executed using futures contracts, this component is designed substantially to replicate the payout structure of a theoretical protective put option on a given portfolio. The PRO will only seek to decrease market exposure under certain market conditions.

At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.

The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Wells Fargo Dynamic Target Date Funds over time. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation.

Portfolio Asset Allocation

The following table provides the Fund's target allocations to various underlying portfolios as of its most recent fiscal year end.

Portfolio	Target Allocation
Equity Securities
Wells Fargo Factor Enhanced Large Cap Portfolio	45.60%
Wells Fargo Factor Enhanced International Portfolio	29.26%
Wells Fargo Factor Enhanced Small Cap Portfolio	11.40%
Wells Fargo Factor Enhanced Emerging Markets Portfolio	8.74%
Wells Fargo U.S. REIT Portfolio	0.00%
Fixed Income Securities
Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corp Portfolio	2.96%
Wells Fargo Investment Grade Corporate Bond Portfolio	1.54%
Wells Fargo Emerging Markets Bond Portfolio	0.25%
Wells Fargo High Yield Corporate Bond Portfolio	0.25%
Wells Fargo Strategic Retirement Bond Portfolio (includes both TIPs & Intermediate Government Bond allocations)	0.00%

Risk [Heading]	rr_RiskHeading	 Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund's yield and return will be affected by changes in the rate of inflation.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 1st Quarter 2017	+6.35%
Lowest Quarter: 1st Quarter 2016	+0.21%
Year-to-date total return as of 6/30/2018 is +1.37%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2017
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Dynamic Target Date Funds - Class R4) | (Wells Fargo Dynamic Target 2060 Fund) | S&P Target Date 2060+ Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	20.75%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception
(WFA Dynamic Target Date Funds - Class R4) | (Wells Fargo Dynamic Target 2060 Fund) | Wells Fargo Dynamic Target 2060 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01		[6]
5 Years	rr_AverageAnnualReturnYear05		[6]
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception		[6]
(WFA Dynamic Target Date Funds - Class R4) | (Wells Fargo Dynamic Target 2060 Fund) | Class R4
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.76%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.44%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(4.07%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.37%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 38
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	972
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,917
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,326
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R4 as of 12/31 each year
Annual Return 2016	rr_AnnualReturn2016	7.84%
Annual Return 2017	rr_AnnualReturn2017	21.30%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2018 is +1.37%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.37%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 1st Quarter 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.35%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.21%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	21.30%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	12.34%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(WFA Dynamic Target Date Funds - Class R6) | (Wells Fargo Dynamic Target Today Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	 Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[7]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	 Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 94% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	94.00%
Strategy [Heading]	rr_StrategyHeading	 Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a fund of funds that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to get exposure to the following asset classes: equity and fixed income (including money market securities). The Fund's investment strategy is to diversify the Fund's investments among these asset classes.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The large- and small-cap companies, international developed markets and emerging markets allocations are designed to track (replicate the performance of) indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor. The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index. The real estate allocation invests in real estate investment trusts (REITs) and is managed to replicate the performance of the Wells Fargo US REIT Index, a traditional market-capitalization weighted index designed to provide diversified exposure to real estate. The Wells Fargo US REIT Index rebalances quarterly.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The inflation-protected Treasury and intermediate-term government allocations will be managed to replicate the performance of the Bloomberg Barclays US Treasury Inflation-Linked1-10 Year Bond Index and the Bloomberg Barclays US Government Intermediate Bond Index, respectively, each a traditional market-capitalization weighted index designed to provide diversified exposure to their respective allocation. Each index rebalances monthly. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex- Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The "Today" designation in the Fund's name is meant to indicate that the Fund is primarily designed for investors either in retirement and/or currently withdrawing funds from their investments. The Fund does not decrease its equity holdings in an attempt to become increasingly conservative over time, but rather maintains a strategic target allocation to equity and fixed income securities (including money market instruments) in the weights of 40% and 60%, respectively.

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Put Replication Overlay (PRO). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The Tactical Asset Allocation (TAA) Overlay seeks to improve the Fund's risk return profile through the tactical use of futures and/or currency forward contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The Volatility Management Overlay (VMO) seeks to keep the Fund's short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio's effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio's effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. The Put Replication Overlay (PRO) is a quantitatively driven, structured hedging component designed to buffer the Fund against portfolio losses. Although executed using futures contracts, this component is designed substantially to replicate the payout structure of a theoretical protective put option on a given portfolio. The PRO will only seek to decrease market exposure under certain market conditions.

At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.

At their discretion, the Fund's portfolio managers may make changes to the Fund's asset allocation.

Portfolio Asset Allocation

The following table provides the Fund's target allocations to various underlying portfolios as of its most recent fiscal year end.

Portfolio	Target Allocation
Equity Securities
Wells Fargo Factor Enhanced Large Cap Portfolio	19.07%
Wells Fargo Factor Enhanced International Portfolio	9.88%
Wells Fargo Factor Enhanced Small Cap Portfolio	4.76%
Wells Fargo U.S. REIT Portfolio	3.33%
Wells Fargo Factor Enhanced Emerging Markets Portfolio	2.96%
Fixed Income Securities
Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corp Portfolio	29.57%
Wells Fargo Investment Grade Corporate Bond Portfolio	15.39%
Wells Fargo Strategic Retirement Bond Portfolio (includes both TIPs & Intermediate Government Bond allocations)	10.00%
Wells Fargo Emerging Markets Bond Portfolio	2.52%
Wells Fargo High Yield Corporate Bond Portfolio	2.52%

Risk [Heading]	rr_RiskHeading	 Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund's yield and return will be affected by changes in the rate of inflation.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 1st Quarter 2017	+3.37%
Lowest Quarter: 4th Quarter 2016	-0.74%
Year-to-date total return as of 6/30/2018 is +0.09%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2017
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Dynamic Target Date Funds - Class R6) | (Wells Fargo Dynamic Target Today Fund) | S&P Target Date Retirement Income Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	8.54%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	5.99%
(WFA Dynamic Target Date Funds - Class R6) | (Wells Fargo Dynamic Target Today Fund) | Wells Fargo Dynamic Target Today Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01		[8]
5 Years	rr_AverageAnnualReturnYear05		[8]
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception		[8]
(WFA Dynamic Target Date Funds - Class R6) | (Wells Fargo Dynamic Target Today Fund) | Class R6
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.76%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.36%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(4.14%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.22%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 23
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	942
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,873
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,254
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R6 as of 12/31 each year
Annual Return 2016	rr_AnnualReturn2016	5.17%
Annual Return 2017	rr_AnnualReturn2017	11.17%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2018 is +0.09%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.09%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 1st Quarter 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.37%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.74%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	11.17%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	7.10%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(WFA Dynamic Target Date Funds - Class R6) | (Wells Fargo Dynamic Target 2015 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	 Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[7]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	 Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 82% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	82.00%
Strategy [Heading]	rr_StrategyHeading	 Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a fund of funds that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The large- and small-cap companies, international developed markets and emerging markets allocations are designed to track (replicate the performance of) indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor. The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index. The real estate allocation invests in real estate investment trusts (REITs) and is managed to replicate the performance of the Wells Fargo US REIT Index, a traditional market-capitalization weighted index designed to provide diversified exposure to real estate. The Wells Fargo US REIT Index rebalances quarterly.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The inflation-protected Treasury and intermediate-term government allocations will be managed to replicate the performance of the Bloomberg Barclays US Treasury Inflation-Linked1-10 Year Bond Index and the Bloomberg Barclays US Government Intermediate Bond Index, respectively, each a traditional market-capitalization weighted index designed to provide diversified exposure to their respective allocation. Each index rebalances monthly.

The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex- Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2015. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2015 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Wells Fargo Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Wells Fargo Dynamic Target Today Fund.

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Put Replication Overlay (PRO). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The Tactical Asset Allocation (TAA) Overlay seeks to improve the Fund's risk return profile through the tactical use of futures and/or currency forward contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The Volatility Management Overlay (VMO) seeks to keep the Fund's short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio's effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio's effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. The Put Replication Overlay (PRO) is a quantitatively driven, structured hedging component designed to buffer the Fund against portfolio losses. Although executed using futures contracts, this component is designed substantially to replicate the payout structure of a theoretical protective put option on a given portfolio. The PRO will only seek to decrease market exposure under certain market conditions.

At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.

The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Wells Fargo Dynamic Target Date Funds over time. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation.

Portfolio Asset Allocation

The following table provides the Fund's target allocations to various underlying portfolios as of its most recent fiscal year end.

Portfolio	Target Allocation
Equity Securities
Wells Fargo Factor Enhanced Large Cap Portfolio	24.80%
Wells Fargo Factor Enhanced International Portfolio	12.84%
Wells Fargo Factor Enhanced Small Cap Portfolio	6.19%
Wells Fargo U.S. REIT Portfolio	4.33%
Wells Fargo Factor Enhanced Emerging Markets Portfolio	3.85%
Fixed Income Securities
Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corp Portfolio	23.66%
Wells Fargo Investment Grade Corporate Bond Portfolio	12.31%
Wells Fargo Strategic Retirement Bond Portfolio (includes both TIPs & Intermediate Government Bond allocations)	8.00%
Wells Fargo Emerging Markets Bond Portfolio	2.02%
Wells Fargo High Yield Corporate Bond Portfolio	2.02%

Risk [Heading]	rr_RiskHeading	 Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund's yield and return will be affected by changes in the rate of inflation.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 1st Quarter 2017	+4.16%
Lowest Quarter: 4th Quarter 2016	-0.07%
Year-to-date total return as of 6/30/2018 is +0.36%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2017
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Dynamic Target Date Funds - Class R6) | (Wells Fargo Dynamic Target 2015 Fund) | S&P Target Date 2015 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	11.39%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	7.88%
(WFA Dynamic Target Date Funds - Class R6) | (Wells Fargo Dynamic Target 2015 Fund) | Wells Fargo Dynamic Target 2015 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01		[8]
5 Years	rr_AverageAnnualReturnYear05		[8]
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception		[8]
(WFA Dynamic Target Date Funds - Class R6) | (Wells Fargo Dynamic Target 2015 Fund) | Class R6
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.51%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.13%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(3.91%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.22%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 23
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	896
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,784
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,073
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R6 as of 12/31 each year
Annual Return 2016	rr_AnnualReturn2016	5.89%
Annual Return 2017	rr_AnnualReturn2017	13.76%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2018 is +0.36%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.36%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 1st Quarter 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.16%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.07%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	13.76%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	8.43%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(WFA Dynamic Target Date Funds - Class R6) | (Wells Fargo Dynamic Target 2020 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	 Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[7]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	 Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 72% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	72.00%
Strategy [Heading]	rr_StrategyHeading	 Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a fund of funds that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The large- and small-cap companies, international developed markets and emerging markets allocations are designed to track (replicate the performance of) indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor. The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index. The real estate allocation invests in real estate investment trusts (REITs) and is managed to replicate the performance of the Wells Fargo US REIT Index, a traditional market-capitalization weighted index designed to provide diversified exposure to real estate. The Wells Fargo US REIT Index rebalances quarterly.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The inflation-protected Treasury and intermediate-term government allocations will be managed to replicate the performance of the Bloomberg Barclays US Treasury Inflation-Linked1-10 Year Bond Index and the Bloomberg Barclays US Government Intermediate Bond Index, respectively, each a traditional market-capitalization weighted index designed to provide diversified exposure to their respective allocation. Each index rebalances monthly.

The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex- Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2020. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2020 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Wells Fargo Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Wells Fargo Dynamic Target Today Fund.

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Put Replication Overlay (PRO). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The Tactical Asset Allocation (TAA) Overlay seeks to improve the Fund's risk return profile through the tactical use of futures and/or currency forward contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The Volatility Management Overlay (VMO) seeks to keep the Fund's short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio's effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio's effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. The Put Replication Overlay (PRO) is a quantitatively driven, structured hedging component designed to buffer the Fund against portfolio losses. Although executed using futures contracts, this component is designed substantially to replicate the payout structure of a theoretical protective put option on a given portfolio. The PRO will only seek to decrease market exposure under certain market conditions.

At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.

The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Wells Fargo Dynamic Target Date Funds over time. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation.

Portfolio Asset Allocation

The following table provides the Fund's target allocations to various underlying portfolios as of its most recent fiscal year end.

Portfolio	Target Allocation
Equity Securities
Wells Fargo Factor Enhanced Large Cap Portfolio	29.45%
Wells Fargo Factor Enhanced International Portfolio	15.70%
Wells Fargo Factor Enhanced Small Cap Portfolio	7.38%
Wells Fargo Factor Enhanced Emerging Markets Portfolio	4.71%
Wells Fargo U.S. REIT Portfolio	3.76%
Fixed Income Securities
Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corp Portfolio	20.09%
Wells Fargo Investment Grade Corporate Bond Portfolio	10.45%
Wells Fargo Strategic Retirement Bond Portfolio (includes both TIPs & Intermediate Government Bond allocations)	5.06%
Wells Fargo Emerging Markets Bond Portfolio	1.70%
Wells Fargo High Yield Corporate Bond Portfolio	1.70%

Risk [Heading]	rr_RiskHeading	 Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund's yield and return will be affected by changes in the rate of inflation.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 1st Quarter 2017	+4.66%
Lowest Quarter: 1st Quarter 2016	+0.39%
Year-to-date total return as of 6/30/2018 is +0.63%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2017
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Dynamic Target Date Funds - Class R6) | (Wells Fargo Dynamic Target 2020 Fund) | S&P Target Date 2020 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	12.80%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	8.76%
(WFA Dynamic Target Date Funds - Class R6) | (Wells Fargo Dynamic Target 2020 Fund) | Wells Fargo Dynamic Target 2020 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01		[8]
5 Years	rr_AverageAnnualReturnYear05		[8]
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception		[8]
(WFA Dynamic Target Date Funds - Class R6) | (Wells Fargo Dynamic Target 2020 Fund) | Class R6
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.96%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(3.74%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.22%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 23
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	861
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,717
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,936
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R6 as of 12/31 each year
Annual Return 2016	rr_AnnualReturn2016	6.78%
Annual Return 2017	rr_AnnualReturn2017	15.39%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2018 is +0.63%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.63%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 1st Quarter 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.66%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.39%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	15.39%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	9.47%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(WFA Dynamic Target Date Funds - Class R6) | (Wells Fargo Dynamic Target 2025 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	 Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[7]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	 Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 62% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.00%
Strategy [Heading]	rr_StrategyHeading	 Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a fund of funds that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The large- and small-cap companies, international developed markets and emerging markets allocations are designed to track (replicate the performance of) indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor. The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index. The real estate allocation invests in real estate investment trusts (REITs) and is managed to replicate the performance of the Wells Fargo US REIT Index, a traditional market-capitalization weighted index designed to provide diversified exposure to real estate. The Wells Fargo US REIT Index rebalances quarterly.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The inflation-protected Treasury and intermediate-term government allocations will be managed to replicate the performance of the Bloomberg Barclays US Treasury Inflation-Linked1-10 Year Bond Index and the Bloomberg Barclays US Government Intermediate Bond Index, respectively, each a traditional market-capitalization weighted index designed to provide diversified exposure to their respective allocation. Each index rebalances monthly.

The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex- Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2025. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2025 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Wells Fargo Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Wells Fargo Dynamic Target Today Fund.

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Put Replication Overlay (PRO). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The Tactical Asset Allocation (TAA) Overlay seeks to improve the Fund's risk return profile through the tactical use of futures and/or currency forward contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The Volatility Management Overlay (VMO) seeks to keep the Fund's short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio's effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio's effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. The Put Replication Overlay (PRO) is a quantitatively driven, structured hedging component designed to buffer the Fund against portfolio losses. Although executed using futures contracts, this component is designed substantially to replicate the payout structure of a theoretical protective put option on a given portfolio. The PRO will only seek to decrease market exposure under certain market conditions.

At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.

The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Wells Fargo Dynamic Target Date Funds over time. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation.

Portfolio Asset Allocation

The following table provides the Fund's target allocations to various underlying portfolios as of its most recent fiscal year end.

Portfolio	Target Allocation
Equity Securities
Wells Fargo Factor Enhanced Large Cap Portfolio	34.94%
Wells Fargo Factor Enhanced International Portfolio	19.44%
Wells Fargo Factor Enhanced Small Cap Portfolio	8.75%
Wells Fargo Factor Enhanced Emerging Markets Portfolio	5.84%
Wells Fargo U.S. REIT Portfolio	2.03%
Fixed Income Securities
Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corp Portfolio	16.08%
Wells Fargo Investment Grade Corporate Bond Portfolio	8.37%
Wells Fargo Strategic Retirement Bond Portfolio (includes both TIPs & Intermediate Government Bond allocations)	1.85%
Wells Fargo Emerging Markets Bond Portfolio	1.35%
Wells Fargo High Yield Corporate Bond Portfolio	1.35%

Risk [Heading]	rr_RiskHeading	 Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund's yield and return will be affected by changes in the rate of inflation.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 1st Quarter 2017	+5.15%
Lowest Quarter: 1st Quarter 2016	+0.51%
Year-to-date total return as of 6/30/2018 is +0.88%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2017
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Dynamic Target Date Funds - Class R6) | (Wells Fargo Dynamic Target 2025 Fund) | S&P Target Date 2025 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	14.55%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	9.78%
(WFA Dynamic Target Date Funds - Class R6) | (Wells Fargo Dynamic Target 2025 Fund) | Wells Fargo Dynamic Target 2025 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01		[8]
5 Years	rr_AverageAnnualReturnYear05		[8]
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception		[8]
(WFA Dynamic Target Date Funds - Class R6) | (Wells Fargo Dynamic Target 2025 Fund) | Class R6
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.49%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.16%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(3.94%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.22%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 23
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	902
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,796
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,097
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R6 as of 12/31 each year
Annual Return 2016	rr_AnnualReturn2016	6.96%
Annual Return 2017	rr_AnnualReturn2017	17.12%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2018 is +0.88%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.88%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 1st Quarter 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.15%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.51%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	17.12%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	10.26%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(WFA Dynamic Target Date Funds - Class R6) | (Wells Fargo Dynamic Target 2030 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	 Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[7]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	 Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 53% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Strategy [Heading]	rr_StrategyHeading	 Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a fund of funds that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The large- and small-cap companies, international developed markets and emerging markets allocations are designed to track (replicate the performance of) indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor. The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index. The real estate allocation invests in real estate investment trusts (REITs) and is managed to replicate the performance of the Wells Fargo US REIT Index, a traditional market-capitalization weighted index designed to provide diversified exposure to real estate. The Wells Fargo US REIT Index rebalances quarterly.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations (including Treasury inflation-protected securities, or TIPS), investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The inflation-protected Treasury and intermediate-term government allocations will be managed to replicate the performance of the Bloomberg Barclays US Treasury Inflation-Linked1-10 Year Bond Index and the Bloomberg Barclays US Government Intermediate Bond Index, respectively, each a traditional market-capitalization weighted index designed to provide diversified exposure to their respective allocation. Each index rebalances monthly.

The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex- Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2030. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2030 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Wells Fargo Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Wells Fargo Dynamic Target Today Fund.

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Put Replication Overlay (PRO). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The Tactical Asset Allocation (TAA) Overlay seeks to improve the Fund's risk return profile through the tactical use of futures and/or currency forward contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The Volatility Management Overlay (VMO) seeks to keep the Fund's short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio's effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio's effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. The Put Replication Overlay (PRO) is a quantitatively driven, structured hedging component designed to buffer the Fund against portfolio losses. Although executed using futures contracts, this component is designed substantially to replicate the payout structure of a theoretical protective put option on a given portfolio. The PRO will only seek to decrease market exposure under certain market conditions.

At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.

The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Wells Fargo Dynamic Target Date Funds over time. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation.

Portfolio Asset Allocation

The following table provides the Fund's target allocations to various underlying portfolios as of its most recent fiscal year end.

Portfolio	Target Allocation
Equity Securities
Wells Fargo Factor Enhanced Large Cap Portfolio	38.68%
Wells Fargo Factor Enhanced International Portfolio	22.48%
Wells Fargo Factor Enhanced Small Cap Portfolio	9.67%
Wells Fargo Factor Enhanced Emerging Markets Portfolio	6.70%
Wells Fargo U.S. REIT Portfolio	0.47%
Fixed Income Securities
Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corp Portfolio	12.82%
Wells Fargo Investment Grade Corporate Bond Portfolio	6.67%
Wells Fargo Emerging Markets Bond Portfolio	1.08%
Wells Fargo High Yield Corporate Bond Portfolio	1.08%
Wells Fargo Strategic Retirement Bond Portfolio (includes both TIPs & Intermediate Government Bond allocations)	0.35%

Risk [Heading]	rr_RiskHeading	 Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund's yield and return will be affected by changes in the rate of inflation.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 1st Quarter 2017	+5.65%
Lowest Quarter: 1st Quarter 2016	+0.52%
Year-to-date total return as of 6/30/2018 is +1.22%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2017
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Dynamic Target Date Funds - Class R6) | (Wells Fargo Dynamic Target 2030 Fund) | S&P Target Date 2030 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	16.19%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	10.71%
(WFA Dynamic Target Date Funds - Class R6) | (Wells Fargo Dynamic Target 2030 Fund) | Wells Fargo Dynamic Target 2030 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01		[8]
5 Years	rr_AverageAnnualReturnYear05		[8]
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception		[8]
(WFA Dynamic Target Date Funds - Class R6) | (Wells Fargo Dynamic Target 2030 Fund) | Class R6
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.57%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.23%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(4.01%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.22%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 23
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	916
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,823
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,152
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R6 as of 12/31 each year
Annual Return 2016	rr_AnnualReturn2016	7.37%
Annual Return 2017	rr_AnnualReturn2017	18.77%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2018 is +1.22%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.22%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 1st Quarter 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.65%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.52%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	18.77%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	11.06%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(WFA Dynamic Target Date Funds - Class R6) | (Wells Fargo Dynamic Target 2035 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	 Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[7]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	 Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Strategy [Heading]	rr_StrategyHeading	 Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a fund of funds that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The large- and small-cap companies, international developed markets and emerging markets allocations are designed to track (replicate the performance of) indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor. The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex- Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2035. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2035 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Wells Fargo Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Wells Fargo Dynamic Target Today Fund.

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Put Replication Overlay (PRO). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The Tactical Asset Allocation (TAA) Overlay seeks to improve the Fund's risk return profile through the tactical use of futures and/or currency forward contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The Volatility Management Overlay (VMO) seeks to keep the Fund's short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio's effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio's effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. The Put Replication Overlay (PRO) is a quantitatively driven, structured hedging component designed to buffer the Fund against portfolio losses. Although executed using futures contracts, this component is designed substantially to replicate the payout structure of a theoretical protective put option on a given portfolio. The PRO will only seek to decrease market exposure under certain market conditions.

At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.

The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Wells Fargo Dynamic Target Date Funds over time. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation.

Portfolio Asset Allocation

The following table provides the Fund's target allocations to various underlying portfolios as of its most recent fiscal year end.

Portfolio	Target Allocation
Equity Securities
Wells Fargo Factor Enhanced Large Cap Portfolio	40.75%
Wells Fargo Factor Enhanced International Portfolio	24.69%
Wells Fargo Factor Enhanced Small Cap Portfolio	10.19%
Wells Fargo Factor Enhanced Emerging Markets Portfolio	7.38%
Wells Fargo U.S. REIT Portfolio	0.00%
Fixed Income Securities
Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corp Portfolio	10.06%
Wells Fargo Investment Grade Corporate Bond Portfolio	5.24%
Wells Fargo High Yield Corporate Bond Portfolio	0.85%
Wells Fargo Emerging Markets Bond Portfolio	0.85%
Wells Fargo Strategic Retirement Bond Portfolio (includes both TIPs & Intermediate Government Bond allocations)	0.00%

Risk [Heading]	rr_RiskHeading	 Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund's yield and return will be affected by changes in the rate of inflation.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 1st Quarter 2017	+6.05%
Lowest Quarter: 1st Quarter 2016	+0.10%
Year-to-date total return as of 6/30/2018 is +1.30%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2017
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Dynamic Target Date Funds - Class R6) | (Wells Fargo Dynamic Target 2035 Fund) | S&P Target Date 2035 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	17.78%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	11.61%
(WFA Dynamic Target Date Funds - Class R6) | (Wells Fargo Dynamic Target 2035 Fund) | Wells Fargo Dynamic Target 2035 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01		[8]
5 Years	rr_AverageAnnualReturnYear05		[8]
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception		[8]
(WFA Dynamic Target Date Funds - Class R6) | (Wells Fargo Dynamic Target 2035 Fund) | Class R6
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.69%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.36%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(4.14%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.22%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 23
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	942
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,873
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,254
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R6 as of 12/31 each year
Annual Return 2016	rr_AnnualReturn2016	7.54%
Annual Return 2017	rr_AnnualReturn2017	20.27%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2018 is +1.30%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.30%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 1st Quarter 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.05%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.10%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	20.27%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	11.78%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(WFA Dynamic Target Date Funds - Class R6) | (Wells Fargo Dynamic Target 2040 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	 Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[7]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	 Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 40% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Strategy [Heading]	rr_StrategyHeading	 Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a fund of funds that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The large- and small-cap companies, international developed markets and emerging markets allocations are designed to track (replicate the performance of) indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor. The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex- Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2040. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2040 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Wells Fargo Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Wells Fargo Dynamic Target Today Fund.

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Put Replication Overlay (PRO). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The Tactical Asset Allocation (TAA) Overlay seeks to improve the Fund's risk return profile through the tactical use of futures and/or currency forward contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The Volatility Management Overlay (VMO) seeks to keep the Fund's short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio's effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio's effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. The Put Replication Overlay (PRO) is a quantitatively driven, structured hedging component designed to buffer the Fund against portfolio losses. Although executed using futures contracts, this component is designed substantially to replicate the payout structure of a theoretical protective put option on a given portfolio. The PRO will only seek to decrease market exposure under certain market conditions.

At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.

The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Wells Fargo Dynamic Target Date Funds over time. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation.

Portfolio Asset Allocation

The following table provides the Fund's target allocations to various underlying portfolios as of its most recent fiscal year end.

Portfolio	Target Allocation
Equity Securities
Wells Fargo Factor Enhanced Large Cap Portfolio	42.73%
Wells Fargo Factor Enhanced International Portfolio	26.62%
Wells Fargo Factor Enhanced Small Cap Portfolio	10.68%
Wells Fargo Factor Enhanced Emerging Markets Portfolio	7.97%
Wells Fargo U.S. REIT Portfolio	0.00%
Fixed Income Securities
Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corp Portfolio	7.10%
Wells Fargo Investment Grade Corporate Bond Portfolio	3.70%
Wells Fargo Emerging Markets Bond Portfolio	0.60%
Wells Fargo High Yield Corporate Bond Portfolio	0.60%
Wells Fargo Strategic Retirement Bond Portfolio (includes both TIPs & Intermediate Government Bond allocations)	0.00%

Risk [Heading]	rr_RiskHeading	 Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund's yield and return will be affected by changes in the rate of inflation.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 1st Quarter 2017	+6.25%
Lowest Quarter: 1st Quarter 2016	+0.00%
Year-to-date total return as of 6/30/2018 is +1.46%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2017
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Dynamic Target Date Funds - Class R6) | (Wells Fargo Dynamic Target 2040 Fund) | S&P Target Date 2040 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	18.87%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	12.24%
(WFA Dynamic Target Date Funds - Class R6) | (Wells Fargo Dynamic Target 2040 Fund) | Wells Fargo Dynamic Target 2040 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01		[8]
5 Years	rr_AverageAnnualReturnYear05		[8]
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception		[8]
(WFA Dynamic Target Date Funds - Class R6) | (Wells Fargo Dynamic Target 2040 Fund) | Class R6
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.32%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.99%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(3.77%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.22%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 23
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	867
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,729
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,961
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R6 as of 12/31 each year
Annual Return 2016	rr_AnnualReturn2016	7.61%
Annual Return 2017	rr_AnnualReturn2017	21.03%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2018 is +1.46%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.46%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 1st Quarter 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.25%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	21.03%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	12.11%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(WFA Dynamic Target Date Funds - Class R6) | (Wells Fargo Dynamic Target 2045 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	 Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[7]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	 Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Strategy [Heading]	rr_StrategyHeading	 Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a fund of funds that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The large- and small-cap companies, international developed markets and emerging markets allocations are designed to track (replicate the performance of) indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor. The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex- Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2045. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2045 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Wells Fargo Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Wells Fargo Dynamic Target Today Fund.

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Put Replication Overlay (PRO). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The Tactical Asset Allocation (TAA) Overlay seeks to improve the Fund's risk return profile through the tactical use of futures and/or currency forward contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The Volatility Management Overlay (VMO) seeks to keep the Fund's short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio's effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio's effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. The Put Replication Overlay (PRO) is a quantitatively driven, structured hedging component designed to buffer the Fund against portfolio losses. Although executed using futures contracts, this component is designed substantially to replicate the payout structure of a theoretical protective put option on a given portfolio. The PRO will only seek to decrease market exposure under certain market conditions.

At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.

The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Wells Fargo Dynamic Target Date Funds over time. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation.

Portfolio Asset Allocation

The following table provides the Fund's target allocations to various underlying portfolios as of its most recent fiscal year end.

Portfolio	Target Allocation
Equity Securities
Wells Fargo Factor Enhanced Large Cap Portfolio	44.78%
Wells Fargo Factor Enhanced International Portfolio	28.50%
Wells Fargo Factor Enhanced Small Cap Portfolio	11.20%
Wells Fargo Factor Enhanced Emerging Markets Portfolio	8.52%
Wells Fargo U.S. REIT Portfolio	0.00%
Fixed Income Securities
Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corp Portfolio	4.14%
Wells Fargo Investment Grade Corporate Bond Portfolio	2.16%
Wells Fargo Emerging Markets Bond Portfolio	0.35%
Wells Fargo High Yield Corporate Bond Portfolio	0.35%
Wells Fargo Strategic Retirement Bond Portfolio (includes both TIPs & Intermediate Government Bond allocations)	0.00%

Risk [Heading]	rr_RiskHeading	 Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund's yield and return will be affected by changes in the rate of inflation.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 1st Quarter 2017	+6.34%
Lowest Quarter: 1st Quarter 2016	+0.10%
Year-to-date total return as of 6/30/2018 is +1.46%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2017
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Dynamic Target Date Funds - Class R6) | (Wells Fargo Dynamic Target 2045 Fund) | S&P Target Date 2045 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	19.56%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	12.66%
(WFA Dynamic Target Date Funds - Class R6) | (Wells Fargo Dynamic Target 2045 Fund) | Wells Fargo Dynamic Target 2045 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01		[8]
5 Years	rr_AverageAnnualReturnYear05		[8]
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception		[8]
(WFA Dynamic Target Date Funds - Class R6) | (Wells Fargo Dynamic Target 2045 Fund) | Class R6
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.14%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(3.92%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.22%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 23
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	898
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,788
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,081
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R6 as of 12/31 each year
Annual Return 2016	rr_AnnualReturn2016	7.93%
Annual Return 2017	rr_AnnualReturn2017	21.34%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2018 is +1.46%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.46%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 1st Quarter 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.34%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.10%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	21.34%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	12.41%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(WFA Dynamic Target Date Funds - Class R6) | (Wells Fargo Dynamic Target 2050 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	 Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[7]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	 Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Strategy [Heading]	rr_StrategyHeading	 Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a fund of funds that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The large- and small-cap companies, international developed markets and emerging markets allocations are designed to track (replicate the performance of) indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor. The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex- Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2050. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2050 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Wells Fargo Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Wells Fargo Dynamic Target Today Fund.

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Put Replication Overlay (PRO). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The Tactical Asset Allocation (TAA) Overlay seeks to improve the Fund's risk return profile through the tactical use of futures and/or currency forward contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The Volatility Management Overlay (VMO) seeks to keep the Fund's short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio's effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio's effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. The Put Replication Overlay (PRO) is a quantitatively driven, structured hedging component designed to buffer the Fund against portfolio losses. Although executed using futures contracts, this component is designed substantially to replicate the payout structure of a theoretical protective put option on a given portfolio. The PRO will only seek to decrease market exposure under certain market conditions.

At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.

The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Wells Fargo Dynamic Target Date Funds over time. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation.

Portfolio Asset Allocation

The following table provides the Fund's target allocations to various underlying portfolios as of its most recent fiscal year end.

Portfolio	Target Allocation
Equity Securities
Wells Fargo Factor Enhanced Large Cap Portfolio	45.60%
Wells Fargo Factor Enhanced International Portfolio	29.26%
Wells Fargo Factor Enhanced Small Cap Portfolio	11.40%
Wells Fargo Factor Enhanced Emerging Markets Portfolio	8.74%
Wells Fargo U.S. REIT Portfolio	0.00%
Fixed Income Securities
Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corp Portfolio	2.96%
Wells Fargo Investment Grade Corporate Bond Portfolio	1.54%
Wells Fargo Emerging Markets Bond Portfolio	0.25%
Wells Fargo High Yield Corporate Bond Portfolio	0.25%
Wells Fargo Strategic Retirement Bond Portfolio (includes both TIPs & Intermediate Government Bond allocations)	0.00%

Risk [Heading]	rr_RiskHeading	 Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund's yield and return will be affected by changes in the rate of inflation.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 1st Quarter 2017	+6.35%
Lowest Quarter: 1st Quarter 2016	+0.10%
Year-to-date total return as of 6/30/2018 is +1.55%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2017
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Dynamic Target Date Funds - Class R6) | (Wells Fargo Dynamic Target 2050 Fund) | S&P Target Date 2050 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	20.18%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	13.00%
(WFA Dynamic Target Date Funds - Class R6) | (Wells Fargo Dynamic Target 2050 Fund) | Wells Fargo Dynamic Target 2050 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01		[8]
5 Years	rr_AverageAnnualReturnYear05		[8]
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception		[8]
(WFA Dynamic Target Date Funds - Class R6) | (Wells Fargo Dynamic Target 2050 Fund) | Class R6
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.64%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.32%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(4.10%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.22%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 23
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	934
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,858
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,223
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R6 as of 12/31 each year
Annual Return 2016	rr_AnnualReturn2016	7.84%
Annual Return 2017	rr_AnnualReturn2017	21.42%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2018 is +1.55%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.55%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 1st Quarter 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.35%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.10%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	21.42%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	12.40%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(WFA Dynamic Target Date Funds - Class R6) | (Wells Fargo Dynamic Target 2055 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	 Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[7]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	 Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Strategy [Heading]	rr_StrategyHeading	 Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a fund of funds that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The large- and small-cap companies, international developed markets and emerging markets allocations are designed to track (replicate the performance of) indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor. The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex- Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2055. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2055 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Wells Fargo Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Wells Fargo Dynamic Target Today Fund.

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Put Replication Overlay (PRO). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The Tactical Asset Allocation (TAA) Overlay seeks to improve the Fund's risk return profile through the tactical use of futures and/or currency forward contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The Volatility Management Overlay (VMO) seeks to keep the Fund's short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio's effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio's effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. The Put Replication Overlay (PRO) is a quantitatively driven, structured hedging component designed to buffer the Fund against portfolio losses. Although executed using futures contracts, this component is designed substantially to replicate the payout structure of a theoretical protective put option on a given portfolio. The PRO will only seek to decrease market exposure under certain market conditions.

At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.

The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Wells Fargo Dynamic Target Date Funds over time. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation.

Portfolio Asset Allocation

The following table provides the Fund's target allocations to various underlying portfolios as of its most recent fiscal year end.

Portfolio	Target Allocation
Equity Securities
Wells Fargo Factor Enhanced Large Cap Portfolio	45.60%
Wells Fargo Factor Enhanced International Portfolio	29.26%
Wells Fargo Factor Enhanced Small Cap Portfolio	11.40%
Wells Fargo Factor Enhanced Emerging Markets Portfolio	8.74%
Wells Fargo U.S. REIT Portfolio	0.00%
Fixed Income Securities
Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corp Portfolio	2.96%
Wells Fargo Investment Grade Corporate Bond Portfolio	1.54%
Wells Fargo Emerging Markets Bond Portfolio	0.25%
Wells Fargo High Yield Corporate Bond Portfolio	0.25%
Wells Fargo Strategic Retirement Bond Portfolio (includes both TIPs & Intermediate Government Bond allocations)	0.00%

Risk [Heading]	rr_RiskHeading	 Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund's yield and return will be affected by changes in the rate of inflation.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 1st Quarter 2017	+6.35%
Lowest Quarter: 1st Quarter 2016	+0.10%
Year-to-date total return as of 6/30/2018 is +1.46%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2017
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Dynamic Target Date Funds - Class R6) | (Wells Fargo Dynamic Target 2055 Fund) | S&P Target Date 2055 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	20.48%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	13.21%
(WFA Dynamic Target Date Funds - Class R6) | (Wells Fargo Dynamic Target 2055 Fund) | Wells Fargo Dynamic Target 2055 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01		[8]
5 Years	rr_AverageAnnualReturnYear05		[8]
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception		[8]
(WFA Dynamic Target Date Funds - Class R6) | (Wells Fargo Dynamic Target 2055 Fund) | Class R6
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.55%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.23%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(4.01%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.22%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 23
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	916
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,823
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,152
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R6 as of 12/31 each year
Annual Return 2016	rr_AnnualReturn2016	7.87%
Annual Return 2017	rr_AnnualReturn2017	21.44%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2018 is +1.46%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.46%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 1st Quarter 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.35%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.10%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	21.44%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	12.43%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
(WFA Dynamic Target Date Funds - Class R6) | (Wells Fargo Dynamic Target 2060 Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	 Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return over time, consistent with its strategic target allocation.
Expense [Heading]	rr_ExpenseHeading	 Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[7]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	 Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	 Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Strategy [Heading]	rr_StrategyHeading	 Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a fund of funds that invests in various master portfolios ("Underlying Funds"), which in turn, invest in a combination of securities to gain exposure to equity and fixed income asset classes. The Fund gradually reduces its potential market risk exposures over time by generally re-allocating its assets among these asset classes, consistent with increasingly conservative strategic target allocations.

The equity Underlying Funds are each intended to provide exposure to a specific market segment. Those segments include U.S. large- and small-capitalization companies, international (non-U.S.) developed and emerging markets, and real estate. The large- and small-cap companies, international developed markets and emerging markets allocations are designed to track (replicate the performance of) indexes created with a proprietary methodology. This methodology is designed to provide exposure to specific factors (or characteristics) that are commonly tied to a stock's potential for enhanced risk-adjusted returns relative to the market. Those factors include, but are not limited to value, quality, momentum, small size, and low volatility. The process to construct each index begins with a reference index universe and systematically excludes constituents based on their expected contribution to projected risk and return of that overall universe. Each constituent's expected contribution to the overall risk and return of the universe is a function of that constituent's factor exposures and the volatility of each factor. The U.S. large-company and small-cap company indexes are expected to rebalance semi-annually, while the international developed and emerging market indexes are expected to rebalance on a quarterly basis. The large-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Large Cap Index. The small-cap company allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Small Cap Index. The developed international allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced International Index. The emerging markets allocation will be managed to replicate the performance of the Wells Fargo Factor Enhanced Emerging Market Index.

The fixed income Underlying Funds provide diversified exposure across a wide range of market sectors, including U.S. Government obligations, investment grade corporate bonds, below investment grade bonds (commonly known as "high yield bonds" or "junk bonds"), other U.S. bond sectors (including mortgage- and asset-backed securities), and emerging markets foreign issues. The investment grade corporate bond and below investment grade corporate bond allocations will be managed to replicate the performance of indexes created with a proprietary index methodology. The methodology is designed to provide broadly diversified fixed income exposure and is constructed to enhance issuer diversification and liquidity versus other standard traditional passive bond indexes. Specifically, the indexes first reweight the reference index universe of securities to limit concentration in the largest issuers and remove lower liquidity securities. They then reweight across size groupings to better align the yield and duration characteristics of the index with the original reference index, while at the same time maintaining the greater diversification and increased liquidity achieved through the prior step. The indexes rebalance monthly. The investment grade corporate bond allocation will be managed to replicate the performance of the Wells Fargo U.S. Investment Grade Corporate Bond Index. The below investment grade bond allocation will be managed to replicate the performance of the Wells Fargo U.S. High Yield Bond Index. The U.S. aggregate bond ex-corporate allocation, which includes mortgage- and asset-backed securities, will be managed to replicate the performance of the Bloomberg Barclays US Aggregate ex- Corporate Index, a traditional market-capitalization weighted index designed to provide diversified exposure to the allocation. The index rebalances monthly. The emerging markets bond allocation will be managed to replicate the performance of the JP Morgan EMBI Global Diversified Index, an index that deviates from a traditional market capitalization weighting to provide more robust diversification across its constituent countries; the index rebalances monthly.

The Fund is primarily designed for investors expecting to retire and/or begin withdrawing funds around its target date of 2060. As the Fund's time horizon to its target date shortens, it generally replaces some of its equity holdings with fixed income holdings in an attempt to reduce market risk and thereby become more conservative in its asset allocation. This reallocation occurs according to a predetermined "glide path," which was developed based on long-term capital market return expectations, actuarial assumptions about life expectancy and retirement, and assumptions about investors' risk tolerance. The reallocation continues as the Fund's target year approaches and for the first ten years afterward. The Fund's target year of 2060 serves as a guide to the risk profile of the Fund, and your decision to invest in a Wells Fargo Dynamic Target Date Fund with a particular target year and risk profile depends on your individual risk tolerance, among other factors.

The Fund will not reach its lowest strategic target allocation to equities until ten years past the Fund's target year. During the ten-year period after the Fund's target year, the Fund's asset allocation will increasingly resemble that of the Wells Fargo Dynamic Target Today Fund and at the end of the ten-year period, we will likely combine it with the Wells Fargo Dynamic Target Today Fund.

The Fund will incorporate a derivatives overlay strategy that contains three specific risk management components: 1.) Tactical Asset Allocation (TAA) Overlay, 2.) Volatility Management Overlay (VMO), and 3.) Put Replication Overlay (PRO). Together these strategies will allow the Fund to attempt to manage short-term volatility, mitigate risk and/or improve returns under certain market conditions. To execute this overlay strategy, the Fund invests in long and/or short positions in exchange-traded futures and/or currency forward contracts across a variety of asset classes, which include, but are not limited to, stocks, bonds, and currencies.

1. The Tactical Asset Allocation (TAA) Overlay seeks to improve the Fund's risk return profile through the tactical use of futures and/or currency forward contracts. The TAA Overlay uses qualitative and quantitative inputs to guide equity and fixed income exposures in the Fund. The TAA Overlay may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

2. The Volatility Management Overlay (VMO) seeks to keep the Fund's short-term volatility in-line with its strategic long-term target. The VMO uses quantitative inputs and strives to decrease the portfolio's effective equity exposure when projected equity market volatility is higher than average, and increasing the portfolio's effective equity exposure when projected equity market volatility is lower than average. The VMO may increase exposures to a given asset class under certain market conditions while decreasing exposure during others.

3. The Put Replication Overlay (PRO) is a quantitatively driven, structured hedging component designed to buffer the Fund against portfolio losses. Although executed using futures contracts, this component is designed substantially to replicate the payout structure of a theoretical protective put option on a given portfolio. The PRO will only seek to decrease market exposure under certain market conditions.

At any point, as a result of the utilization of the futures overlay and changes otherwise implemented by the portfolio managers, there may be significant divergences between the effective asset allocation of the Fund and its strategic target allocation.

The glide path (as of the date of this prospectus) is detailed in the chart below. The glide path visual depicts the strategic equity allocation of the Wells Fargo Dynamic Target Date Funds over time. At their discretion, the Fund's portfolio managers may make changes to the Fund's glide path and asset allocation.

Portfolio Asset Allocation

The following table provides the Fund's target allocations to various underlying portfolios as of its most recent fiscal year end.

Portfolio	Target Allocation
Equity Securities
Wells Fargo Factor Enhanced Large Cap Portfolio	45.60%
Wells Fargo Factor Enhanced International Portfolio	29.26%
Wells Fargo Factor Enhanced Small Cap Portfolio	11.40%
Wells Fargo Factor Enhanced Emerging Markets Portfolio	8.74%
Wells Fargo U.S. REIT Portfolio	0.00%
Fixed Income Securities
Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corp Portfolio	2.96%
Wells Fargo Investment Grade Corporate Bond Portfolio	1.54%
Wells Fargo Emerging Markets Bond Portfolio	0.25%
Wells Fargo High Yield Corporate Bond Portfolio	0.25%
Wells Fargo Strategic Retirement Bond Portfolio (includes both TIPs & Intermediate Government Bond allocations)	0.00%

Risk [Heading]	rr_RiskHeading	 Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Inflation-Indexed Debt Securities Risk. The principal value of an inflation-indexed debt security is periodically adjusted according to the rate of inflation and, as a result, the value of a Fund's yield and return will be affected by changes in the rate of inflation.

Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.

New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Target Date Fund Risk. A Target Date Fund cannot provide assurance that an investor's investment in the Fund will provide income at, and through the years following, the target year in the Fund's name in amounts adequate to meet the investor's financial goals. In addition, the Fund is subject to the risk that its strategy will not eliminate investment volatility that could reduce the amount of funds available for an investor who begins to withdraw funds or expects to retire close to or in the Fund's target year.

Underlying Funds Risk. The risks associated with a Fund include the risks related to each Underlying Fund in which the Fund invests.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	 Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 1st Quarter 2017	+6.35%
Lowest Quarter: 1st Quarter 2016	+0.21%
Year-to-date total return as of 6/30/2018 is +1.55%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2017
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargofunds.com
(WFA Dynamic Target Date Funds - Class R6) | (Wells Fargo Dynamic Target 2060 Fund) | S&P Target Date 2060+ Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	20.75%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception
(WFA Dynamic Target Date Funds - Class R6) | (Wells Fargo Dynamic Target 2060 Fund) | Wells Fargo Dynamic Target 2060 Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01		[8]
5 Years	rr_AverageAnnualReturnYear05		[8]
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception		[8]
(WFA Dynamic Target Date Funds - Class R6) | (Wells Fargo Dynamic Target 2060 Fund) | Class R6
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.61%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.29%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(4.07%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.22%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 23
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	928
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,846
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,200
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class R6 as of 12/31 each year
Annual Return 2016	rr_AnnualReturn2016	7.99%
Annual Return 2017	rr_AnnualReturn2017	21.47%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2018 is +1.55%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.55%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 1st Quarter 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.35%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.21%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
1 Year	rr_AverageAnnualReturnYear01	21.47%
5 Years	rr_AverageAnnualReturnYear05
Performance Since 11/30/2015	rr_AverageAnnualReturnSinceInception	12.50%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[2]	The inception date of the index is September 21, 2018. Preformance results for the periods indicated are not yet available.
[3]	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.
[4]	The Manager has contractually committed through September 30, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any) from funds in which the underlying master portfolios and funds invest and from money market funds, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios and funds are included in the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[5]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[6]	The inception date of the index is September 21, 2018. Preformance results for the periods indicated are not yet available.
[7]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[8]	The inception date of the index is September 21, 2018. Preformance results for the periods indicated are not yet available.